===============================================================================

                     DFA Investment Dimensions Group Inc.

                           VA SMALL VALUE PORTFOLIO
                           VA LARGE VALUE PORTFOLIO
                       VA INTERNATIONAL VALUE PORTFOLIO
                       VA INTERNATIONAL SMALL PORTFOLIO
                        VA SHORT-TERM FIXED PORTFOLIO
                           VA GLOBAL BOND PORTFOLIO





                                Annual Report





                        Period Ended November 30, 1995

===============================================================================

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                ANNUAL REPORT

                              TABLE OF CONTENTS

                                                                           Page
                                                                          ------
Performance Charts  ....................................................       1
Statements of Net Assets
     VA Small Value Portfolio  .........................................     2-6
     VA Large Value Portfolio  .........................................     7-8
     VA International Value Portfolio ..................................    9-11
     VA International Small Portfolio ..................................   12-15
     VA Short-Term Fixed Portfolio .....................................      16
     VA Global Bond Portfolio  .........................................      17
Statements of Operations  ..............................................   18-19

Statements of Changes in Net Assets ....................................   20-21

Financial Highlights  ..................................................   22-23

Notes to Financial Statements  .........................................   24-28

Report of Independent Accountants ......................................      29

This report is submitted for the information of the Fund's stockholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROP INC.

                               PERFORMANCE CHARTS

==============================================================================
VA Large Value Portfolio
vs. Fama-French Large Cap Value Index
January 1995-November 1995

The following reflects the growth of a $10,000 investment.

               VA
           Large Value     Fama-French
            Portfolio        Index
           -------------   -----------
9412        10000           10000
9501         9917           10390
9502        10227.4         10873.14
9503        10578.2         10914.45
9504        10898.72        11263.72
9505        11149.39        11867.45
9506        11219.63        12063.26
9507        11771.64        12425.16
9508        11701.01        12652.54
9509        11922.16        13163.7
9510        11510.84        12875.42
9511        12073.72        13347.95

                                                 From
Total Return (%)                             January 1995
------------------------------------------------------------------------------
                                                 20.74

*  The portfolio seeks to capture return
   premiums associated with high book-to-
   market ratios by investing in the U.S.
   Large Cap Value Series of the DFA
   Investment Trust Company which in turn
   invests on a market cap-weighted basis
   in companies that have market caps of
   approximately $500 million or less and
   book-to-market ratios in the upper 30%
   of publicly traded companies.

* This was a new portfolio and its year-to-date returns in fiscal 1995 reflected the performance of large U.S. companies with high book-to-market ratios.


Past performance is not predictive of
future performance.

Fama-French Large Cap Value Index courtesy of the Fama-French and CRSP, University of Chicago.

------------------------------------------------------------------------------

                       DFA INVESTMENT DIMENSIONS GROP INC.

                               PERFORMANCE CHARTS

==============================================================================
VA Global Bond Portfolio
vs. Salomon World Fixed Income Index
January 1995-November 1995

The following reflects the growth of a $10,000 investment.

               VA            Salomon
          Global Bond      World Fixed
           Portfolio       Income Index
          ------------     ------------
9412        10000           10000
9501        10081           10138
9502        10237.26        10296.15
9503        10422.55        10463.98
9504        10568.47        10619.89
9505        10798.86        10990.53
9506        10805.34        11007.01
9507        10903.67        11081.86
9508        10940.74        11174.95
9509        11080.78        11329.16
9510        11169.43        11467.38
9511        11359.31        11685.26

                                                  From
Total Return (%)                              January 1995
------------------------------------------------------------------------------
                                                 13.59

*  DFA Global Fixed Income Portfolio
   invests in U.S. and international
   government bonds, debt guaranteed by
   foreign governments, high quality
   corporate debt and debt of supranational issuers with maturities of 10 years or less. Eligible countries: United States,
   Canada, United Kingdom, Germany,
   Japan, France and Australia. The
   portfolio is diversified across countries.
   Using current prices the strategy creates a matrix of expected horizon returns from different buy and sell strategies and identifies the maturity range with the highest expected returns. Maturities are shifted only if sufficient premiums warrant it. Country weighing is increased or reduced based on expected returns. The portfolio may be concentrated in the U.S. if international curves are inverted.

* This was a new portfolio and its year-to-date returns in fiscal 1995 reflected the performance of its strategy.


Past performance is not predictive of
future performance.

Salomon World Fixed Index courtesy of Salomon
Brothers.

------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                           STATEMENT OF NET ASSETS
                           VA SMALL VALUE PORTFOLIO
                              NOVEMBER 30, 1995

                                         Shares       Value+
                                        --------     -------
   COMMON STOCKS -- (99.1%)
    AAR Corp. .......................    1,400       $25,725
   *Accell International Corp. ......      400         1,100
   *Acceptance Insurance Companies,
     Inc.  ..........................    1,300        19,013
    Aceto Corp. .....................      400         6,800
   *Acme Metals, Inc. ...............    1,000        15,438
   *Adage, Inc. .....................      400         1,775
   *Advanced Logic Research, Inc. ...    1,000         7,250
   *Advanced Marketing Services, Inc.      500         4,656
   *Advanced Technology Labs, Inc. ..    1,100        23,375
    Advantage Bancorp, Inc. .........      200         6,950
   *Advest Group, Inc. ..............      700         6,300
   *Aeroflex, Inc. ..................    1,000         4,500
   *Aerovox, Inc. ...................      400         2,300
    Airborne Freight Corp. ..........    1,800        50,606
   *Alamco, Inc. ....................      400         3,400
   *Alaska Air Group, Inc. ..........    1,100        19,938
    Albank Financial Corp. ..........    1,000        29,875
   *Ambar, Inc. .....................      300         2,306
    Amcast Industrial Corp. .........      700        12,950
   *American Banknote Corp. .........    1,600         2,400
    American Ecology Corp. ..........      700         2,800
    American Heritage Life Investment
     Corp.  .........................    1,200        24,150
   *American Pacific Corp. ..........      700         4,025
    American Recreation Centers, Inc.      400         2,600
   *American Travellers Corp. .......      900        22,669
   *American Waste Services, Inc.
     Class A  .......................    2,100         5,250
   *American White Cross, Inc. ......      600         1,538
   *Ameriwood Industries
     International Corp.  ...........      400         1,825
    Ameron, Inc. ....................      300        10,913
    Ampco-Pittsburgh Corp. ..........      400         3,750
   *Amrep Corp. .....................      600         3,375
    Analogic Corp. ..................      100         2,113
    Andover Bancorp, Inc. DE ........      400         8,925
    Angelica Corp. ..................      800        17,900
   *Ann Taylor Stores Corp. .........    2,000        25,500
    Arkansas Best Corp. .............    1,700        13,919
   *Artistic Greetings, Inc. ........      500         1,500
    Arvin Industries, Inc. ..........    1,900        33,488
    Ashland Coal, Inc. ..............    1,200        26,100
   *Astec Industries, Inc. ..........      900         9,844
   *Astrosystems, Inc. ..............      400         2,300
   *Astrotech International Corp. ...      800         3,350
   *Atlantic Tele-Network, Inc. .....    1,000        10,813
   *Audiovox Corp. Class A ..........      800         5,200
    Augat, Inc. .....................    1,700        29,325
   *Autoinfo, Inc. ..................      600         1,950
    Aviall, Inc. ....................      800         6,800
   *Aydin Corp. .....................      400         6,200
   *Aztar Corp. .....................    3,300        28,875
    Aztec Manufacturing Co. .........      500         1,813
    BEI Electronics, Inc. ...........      600         3,863
    BSB Bancorp, Inc. ...............      400        13,800
    Badger Meter, Inc. ..............      100         2,375
    Bairnco Corp. ...................      900         4,613
    Baker (J.), Inc. ................    1,200         7,575
   *Baker (Michael) Corp. ...........      700         3,500
   *Baldwin Piano & Organ Co. .......      300         3,788
   *Baldwin Technology, Inc. Class A     1,400         7,350
   *Bally Entertainment Corp. .......    4,000        48,482
    Bankers Corp. ...................    1,100        18,906
   *Banner Aerospace, Inc. ..........      200         1,050
   *Basin Exploration, Inc. .........      900         4,050
    Bassett Furniture Industries,
     Inc.  ..........................    1,200        26,925
    Bay View Capital Corp. ..........      600        16,988
   *Bayou Steel Corp. Class A .......      900         3,938
   *Be Aerospace, Inc. ..............    1,400        12,600
   *Beazer Homes USA, Inc. ..........      700        13,475
   *Bel Fuse, Inc. ..................      400         4,600
    Bell Bancorp, Inc. ..............      800        25,900
   *Ben Franklin Retail Stores, Inc.       500         1,813
   *Berlitz International, Inc. .....      900        14,175
   *Bertuccis, Inc. .................      700         3,544
    Binks Manufacturing Co. .........      300         7,350

VA SMALL VALUE PORTFOLIO
CONTINUED
                                         Shares      Value+
                                        --------   --------
   *Bird Corp. ......................      400     $  2,475
   *Bon-Ton Stores, Inc. ............      900        4,950
   *Boomtown, Inc. ..................      800        4,900
   *Borror Corp. ....................      300        1,069
   *Brown & Sharpe Manufacturing Co.
     Class A  .......................      700        7,088
   *Builders Transport, Inc. ........      400        3,400
   *Buttrey Food & Drug Stores Co. ..      700        4,988
    CPB, Inc. .......................      200        6,650
   *CSP, Inc. .......................      200        1,800
   *CTL Credit, Inc. ................      300        4,275
    CTS Corp. .......................      400       14,450
    California Financial Holding
     Corp.  .........................      400        8,375
    Calmat Co. ......................    1,300       22,425
    Capital Re Corp. ................    1,200       36,000
   *Capsure Holdings Corp. ..........    1,300       18,363
   *Care Group, Inc. ................      700        1,859
   *Carlisle Plastics, Inc. Class A .    1,500        6,656
    Carter-Wallace, Inc. ............    2,900       32,988
    Cash America International, Inc.     2,400       13,200
   *Catalina Lighting, Inc. .........      600        3,000
   *Catherines Stores Corp. .........      500        4,094
    Cenfed Financial Corp. ..........      400        9,150
    Cenit Bancorp, Inc. .............      100        3,688
    Chaparral Steel Co. .............    1,000       10,500
   *Charming Shoppes, Inc. ..........    8,800       20,625
   *Chart House Enterprises, Inc. ...      700        4,550
   *Cherry Corp. Class A ............      600        6,075
   *Cherry Corp. Class B ............      400        4,050
   *Chic by His, Inc. ...............    1,000        5,375
   *Chock Full O' Nuts Corp. ........      500        2,875
   *Cimco, Inc. .....................      300        2,869
   *Citation Insurance Group ........      500        2,219
    Citfed Bancorp, Inc. ............      400       13,700
   *Civic Bancorp ...................      400        3,025
   *Clean Harbors, Inc. .............      800        2,400
   *Cliffs Drilling Co. .............      300        4,200
   *Clothestime, Inc. ...............    1,200        1,913
    Co-Operative Bank of Concord, MA       300        5,438
   *Coast Savings Financial, Inc. ...    1,600       47,800
   *Coho Energy, Inc. ...............    1,400        6,563

VA SMALL VALUE PORTFOLIO
CONTINUED

                                        Shares        Value+
                                        ------       -------
    Commercial Metals Co. ...........    1,300       $30,550
    Community Psychiatric Centers ...    3,700        41,163
    Computer Data Systems, Inc. .....      500         7,125
   *Concord Fabrics, Inc. Class A ...      200           775
    Continental Homes Holding Corp. .      600        11,025
    Core Industries, Inc. ...........      800        11,000
   *Cortech, Inc. ...................    1,500         2,531
   *Criticare Systems, Inc. .........      600         1,875
   *Crown Central Petroleum Corp.
     Class A  .......................      400         5,650
    Crown Crafts, Inc. ..............      700         8,575
   *Crown-Andersen, Inc. ............      100           781
    Cubic Corp. .....................      500        11,938
   *Cygne Designs, Inc. .............    1,100         1,581
   *D&N Financial Corp. .............      600         7,088
   *DBA Systems, Inc. ...............      400         2,025
   *DS Bancor, Inc. .................      210         5,145
   *Damark International, Inc.
     Class A  .......................      800         5,350
   *Data Race, Inc. .................      400         1,838
   *Dataflex Corp. ..................      400         2,000
   *Datakey, Inc. ...................      200         1,100
   *Datron Systems, Inc. ............      200         3,850
   *Datum, Inc. .....................      300         2,981
   *Daxor Corp. .....................      400         2,650
   *De Soto, Inc. ...................      400         1,600
    Deb Shops, Inc. .................    1,100         4,022
    Defiance, Inc. ..................      600         4,463
    Delchamps, Inc. .................      200         3,500
    Delta Woodside Industries, Inc. .    2,100        13,650
   *Designs, Inc. ...................    1,300        10,400
   *Detection Systems, Inc. .........      200         1,350
   *Devcon International Corp. ......      400         3,025
   *Dianon Systems, Inc. ............      500         1,906
   *Digicon, Inc. ...................      900         5,400
   *Dime Financial Corp. ............      400         4,800
    Dixie Yarns, Inc. ...............    1,000         3,938
    Douglas & Lomason Co. ...........      400         4,550
   *Dress Barn, Inc. ................    1,900        17,338
   *Drug Emporium, Inc. .............    1,100         4,538
   *Duplex Products, Inc. ...........      600         4,575
    Dyersburg Corp. .................    1,100         5,225
    Dynamics Corp. of America .......      300         6,975
   *E-Z-Em, Inc. Class A ............      300         3,000
   *ESCO Electronics Corp. Trust
     Receipts  ......................      900         7,200
    Eastern Bancorp, Inc. ...........      200         5,400
    Eastern Co. .....................      200         2,250
    Eaton Vance Corp. ...............      800        23,300
    Ecology & Environment, Inc.
     Class A  .......................      200         1,550
    Edison Brothers Stores, Inc. ....    1,900         3,563
   *Edisto Resources Corp. ..........    1,100         5,500
   *Egghead, Inc. ...................    1,500        11,813
    Ekco Group, Inc. ................    1,600         9,600
   *Electromagnetic Sciences, Inc. ..      600         6,488
   *Emcon ...........................      700         2,713
    Energen Corp. ...................      900        20,925
   *Environmental Elements Corp. ....      600         1,050
   *Envirotest Systems Corp. Class A     1,000         2,625
   *Equitrac Corp. ..................      300         1,706
   *Ernst Home Center, Inc. .........    1,000         2,750
   *Evans & Sutherland Computer Corp.      700        16,975
    Evergreen Bancorp, Inc. DE ......      400         8,850
   *Evergreen Resources, Inc. .......      500         2,156
    Excel Industries, Inc. ..........      900        11,025
   *Ezcorp, Inc. Class A Non-Voting .      600         2,625
    Fab Industries, Inc. ............      500        14,781
   *Failure Group, Inc. .............      600         3,900
    Family Bancorp ..................      300         5,325
    Fansteel, Inc. ..................      700         4,813
   *Farah, Inc. .....................      900         5,625
   *Filenes Basement Corp. ..........    1,700         6,003
   *Financial Benefit Group, Inc.
     Class A  .......................      500         2,297
    First American Financial Corp. ..    1,000        22,875
   *First Cash, Inc. ................      300         1,163
   *First Citizens Financial Corp. ..      200         3,900
    First Essex Bancorp .............      500         5,844
    First Federal Alabama FSB Jasper       100         1,900
    First Financial Corp. of Western
     Maryland  ......................      200         4,375
    First Northern Savings Bank S.A.
     Green Bay, WI  .................      400         6,200
   *First Republic Bancorp, Inc. ....      600         6,750

VA SMALL VALUE PORTFOLIO
CONTINUED
                                        Shares       Value+
                                        ------      -------
   *FirstFed Financial Corp. DE .....      900      $13,838
    Flexsteel Industries, Inc. ......      600        6,863
    Florida Rock Industries, Inc. ...      800       21,200
   *Forschner Group, Inc. ...........      700        8,488
    Foster (L.B.) Co. Class A .......      800        3,600
   *Foxmeyer Health Corp. ...........    1,400       36,400
    Freds, Inc. Class A .............      800        6,100
    Fremont General Corp. ...........    1,400       48,300
    Friedman Industries, Inc. .......      500        1,875
    Frisch's Restaurants, Inc. ......      624        5,733
   *G-III Apparel Group, Ltd. .......      600        1,444
   *GZA Geoenvironmental
     Technologies, Inc.  ............      300          975
   *Galileo Electro-Optics Corp. ....      600        6,300
    Garan, Inc. .....................      400        6,900
   *Garnet Resources Corp. ..........    1,000        1,313
   *Gehl Co. ........................      500        3,594
   *General Host Corp. ..............    1,900        9,025
    General Housewares Corp. ........      300        3,000
   *Genlyte Group, Inc. .............    1,100        7,219
    Geodynamics Corp. ...............      200        2,225
   *Giant Group, Ltd. ...............      400        2,550
    Giant Industries, Inc. ..........    1,000       10,750
   *Gibraltar Packaging Group, Inc. .      400        1,475
    Gibson Greetings, Inc. ..........    1,400       20,825
    Golden Poultry Co., Inc. ........    1,200       10,425
   *Good Guys, Inc. .................    1,200       12,300
   *Government Technology Services,
     Inc.  ..........................      600        2,400
   *Gradco Systems, Inc. ............      700        1,750
   *Graham-Field Health Products,
     Inc.  ..........................    1,100        3,713
    Granite State Bankshares, Inc. ..      200        3,300
    Graphic Industries, Inc. ........      900        9,563
   *Greater New York Savings
     Bank NY  .......................    1,100       13,131
    Green (A.P.) Industries, Inc. ...      300        5,813
    Greiner Engineering, Inc. .......      400        3,600
   *Ground Round Restaurants, Inc. ..    1,000        2,781
   *Groundwater Technology, Inc. ....      600        8,475
    Grovebank for Savings ...........      100        2,363
    Guilford Mills, Inc. ............    1,200       27,600
    HF Financial Corp. ..............      100        3,100
   *HMG Worldwide Corp. .............      600        1,350
   *HS Resources, Inc. ..............      900       12,038

VA SMALL VALUE PORTFOLIO
CONTINUED
                                        Shares        Value+
                                       -------       -------
   *Hamburger Hamlet Restaurants,
     Inc.  ..........................      400       $   300
   *Hampton Industries, Inc. ........      400         2,000
   *Handex Environmental Recovery,
     Inc.  ..........................      600         3,000
    Handleman Co. ...................    2,900        18,125
   *Hanger Orthopedic Group, Inc. ...      700         1,925
   *Harding Lawson Associates Group,
     Inc.  ..........................      400         2,800
    Harleysville Group, Inc. ........    1,200        34,650
    Hathaway Corp. ..................      400           950
   *Hauser Chemical Research, Inc. ..      900         4,275
    Haverty Furniture Co., Inc. .....      700        10,063
    Health Images, Inc. .............    1,000         7,750
   *Health O Meter Products, Inc. ...      800         3,300
    Hechinger Co. Class A ...........    2,600        11,700
   *Hein-Werner Corp. ...............      200           913
    Home Financial Corp .............    2,100        31,238
    Home Port Bancorp, Inc. .........      200         2,350
   *Hovnanian Enterprises, Inc.
     Class A  .......................    1,300         8,775
    Hudson Foods, Inc. Class A ......      500         8,000
    Hughes Supply, Inc. .............      500        13,125
   *Hyde Athletic Industries, Inc.
     Class B  .......................      300         1,144
   *ICO, Inc. .......................      800         4,250
    Imperial Holly Corp. ............      200         1,300
   *Inacom Corp. ....................      800        10,700
    Independent Insurance Group, Inc.      600        16,125
    Indiana Federal Corp. ...........      400         7,750
    Ingles Market, Inc. Class A .....      400         4,325
    Insteel Industries, Inc. ........      700         4,638
   *Insurance Auto Auctions, Inc. ...    1,000        10,750
   *Interco, Inc. ...................    1,000         8,375
    Interface Systems, Inc. .........      400         2,600
    Interface, Inc. Class A .........    1,300        21,206
   *International Jensen, Inc. ......      500         3,500
    International Multifoods Corp. ..    1,500        35,063
   *International Thoroughbred
     Breeders, Inc.  ................      800         3,100
   *Intertan, Inc. ..................      900         7,538
   *Investors Financial Services
     Corp.  .........................      223         4,376
   *Investors Financial Services
     Corp. Class A  .................       43           844
   *Iwerks Entertainment, Inc. ......      900         5,400
   *J & J Snack Foods Corp. .........      800         9,700
    JSB Financial, Inc. .............      900        28,913
    Jaclyn, Inc. ....................      200           838
    Jacobson Stores, Inc. ...........      500         4,500
   *Jan Bell Marketing, Inc. ........    2,200         5,775
    Justin Industries, Inc. .........    2,300        25,013
    K Swiss, Inc. Class A ...........      300         3,525
    Katy Industries, Inc. ...........      800         7,900
    Kellwood Co. ....................    1,800        34,875
   *Kerr Group, Inc. ................      300         2,663
   *Key Production Co., Inc. ........      800         4,300
   *Kinder-Care Learning Centers,
     Inc.  ..........................    1,700        20,931
    Knape & Vogt Manufacturing Co. ..      500         9,063
   *LDI Corp. .......................      600         1,875
    Ladd Furniture, Inc. ............      700         9,319
   *Laserscope ......................      600         1,238
    Lawyers Title Corp. .............      800        13,700
   *Lechters, Inc. ..................    1,500        10,500
    Lindberg Corp. ..................      400         2,675
   *Liuski International, Inc. ......      400         1,200
    Lufkin Industries, Inc. .........      600        12,075
    Lukens, Inc. DE .................    1,300        39,813
   *Lumex, Inc. .....................      400         3,650
    MAF Bancorp, Inc. ...............      400        10,075
   *MDT Corp. .......................      600         2,963
   *MI Schottenstein Homes, Inc. ....      800         9,100
   *MK Gold Corp. ...................    1,700         5,100
   *MS Carriers, Inc. ...............    1,100        20,763
    MTS Systems Corp. ...............      400        13,950
   *Mariner Health Group, Inc. ......    1,000        13,313
    Maritrans, Inc. .................    1,000         5,250
    Marsh Supermarkets, Inc. Class A       300         4,125
    Marsh Supermarkets, Inc. Class B       400         5,200
    Maryland Federal Bancorp ........      300         9,131
   *Matrix Service Co. ..............      800         3,450
   *Maverick Tube Corp. .............      600         3,825
   *Maxwell Laboratories, Inc. ......      200         1,725
   *Maxxim Medical, Inc. ............      700        11,113
   *McFarland Energy, Inc. ..........      400         3,000

VA SMALL VALUE PORTFOLIO
CONTINUED
                                        Shares       Value+
                                        ------      -------
   *Medalist Industries, Inc. .......      300     $  1,988
   *Medalliance, Inc. ...............      800        2,950
    Medex, Inc. .....................      500        5,313
   *Medical Graphics Corp. ..........      200        1,125
   *Melamine Chemicals, Inc. ........      500        4,375
    Merchants Bancorp, Inc. .........      200        5,600
    Meridian Insurance Group, Inc. ..      600        9,225
   *Merisel, Inc. ...................    2,500       11,406
   *Mesa Airlines, Inc. .............    2,800       25,550
    Mesaba Holdings, Inc. ...........      700        4,813
    Michael Foods, Inc. .............    1,700       19,763
   *Microage, Inc. ..................    1,200       10,125
   *Micronics Computers, Inc. .......    1,100        3,644
    Mid America Banccorp ............      824       14,832
   *MidAmerican Waste System, Inc. ..    1,000        4,000
   *Mikohn Gaming Corp. .............      800        2,800
   *Miltope Group, Inc. .............      500        1,594
    Mine Safety Appliances Co. ......      500       21,688
    Monarch Machine Tool Co. ........      300        3,975
   *Moog, Inc. Class A ..............      500        7,375
   *Morgan Products, Ltd. ...........      700        4,200
   *Musicland Stores Corp. ..........    2,900       18,488
    NBT Bancorp .....................      735       12,219
    NS Bancorp, Inc. ................      500       19,406
   *NS Group, Inc. ..................    1,200        2,700
    NYMAGIC, Inc. ...................    1,000       16,625
    Nash Finch Co. ..................      900       17,438
    Nashua Corp. ....................      500        7,875
   *Nathans Famous, Inc. ............      400        1,513
   *National City Bancorp ...........      600       11,325
   *National Home Centers, Inc. .....      500        1,500
   *Natural Wonders, Inc. ...........      700        2,013
   *Netrix Corp. ....................      800        4,000
    New Brunswick Scientific Co.,
     Inc.  ..........................      300        2,006
    New Jersey Resources Corp. ......    1,500       41,813
    Newmil Bancorp, Inc. ............      200        1,350
   *Nexthealth, Inc. ................      700        2,888
   *Nord Resources Corp. ............    1,400        2,975
   *Nortek, Inc. ....................    1,100       10,450
    North American Watch Corp. ......      500        9,406
    North Side Savings Bank NY ......      400       11,750
    Northbay Financial Corp. ........      200        3,013
    Norwich Financial Corp. .........      400        5,250
   *Novacare, Inc. ..................    5,600       32,900

VA SMALL VALUE PORTFOLIO
CONTINUED

                                        Shares        Value+
                                       -------       -------
   *Nview Corp. .....................      400       $ 1,675
   *Nycor, Inc. .....................      200           988
   *Nycor, Inc. Class A .............      300         1,463
   *O.I. Corp. ......................      400         1,150
   *OMI Corp. .......................    2,600        15,925
   *Old America Stores, Inc. ........      400         3,275
   *Olympic Steel, Inc. .............      700         6,256
    OnbanCorp, Inc. .................    1,200        39,825
   *One Price Clothing Stores, Inc. .      900         3,713
    Oneida, Ltd. ....................      900        15,638
   *Oneita Industries, Inc. .........      600         4,275
   *Option Care, Inc. ...............      800         3,350
   *Orange Co., Inc. ................      700         5,600
    Oregon Steel Mills, Inc. ........    1,700        23,375
    Oshkosh Truck Corp. Class B .....      700        10,150
    Outboard Marine Corp. ...........    1,700        34,850
   *Outlook Group Corp. .............      400         3,000
    Oxford Industries, Inc. .........      700        13,125
   *PCI Services, Inc. ..............      500         5,031
   *PLM International, Inc. .........    1,000         3,750
   *Pacific Rim Holding Corp. .......      800         2,125
   *Palfed, Inc. ....................      400         5,025
    Pancho's Mexican Buffet, Inc. ...      400         1,150
   *Payless Cashways, Inc. ..........    3,400        14,450
   *Penn Treaty American Corp. ......      600         9,450
    Peoples Heritage Financial Group,
     Inc.  ..........................    1,400        29,400
   *Peoples Telephone Co., Inc. .....    1,400         3,938
   *Perfumania, Inc. ................      600         3,225
   *Perini Corp. ....................      400         3,700
   *Petrocorp, Inc. .................      700         5,163
   *Pharmchem Laboratories, Inc. ....      500         2,406
    Phillips-Van Heusen Corp. .......    1,000        10,375
    Piccadilly Cafeterias, Inc. .....      900         9,338
    Pilgrim Pride Corp. .............      500         3,375
    Pioneer Financial Services, Inc.       500         8,313
   *Pool Energy Services Co. ........    1,200        10,875
    Pope & Talbot, Inc. .............    1,100        16,225
    Portsmouth Bank Shares, Inc. ....      500         7,313
    Poughkeepsie Savings Bank
     FSB NY  ........................    1,100         5,225
    Premier Financial Services, Inc.       600         5,325
    Presidential Life Corp. .........    2,900        28,456
    Prime Bancorp, Inc. .............      300         6,038
   *Procyte Corp. ...................    1,100         2,647
   *Proffitts, Inc. .................      900        24,188
    Progressive Bank, Inc. ..........      200         5,800
   *Proler International Corp. ......      400         3,000
    Provident Bankshares Corp. ......      600        18,150
    Pulse Bancorp, Inc. .............      300         5,063
   *QMS, Inc. .......................      900         3,938
   *Quaker Fabric Corp. .............      700         6,475
    RCSB Financial, Inc. ............    1,200        28,800
    RLI Corp. .......................      600        14,400
   *RPC Energy Services, Inc. .......    1,200         9,600
   *Rag Shops, Inc. .................      200           419
   *Rally's Hamburgers, Inc. ........    1,300         2,113
   *Ramsay Health Care, Inc. ........      700         2,406
   *Reading Co. Class A .............      400         3,650
   *Redwood Empire Bancorp ..........      200         1,700
    Refac Technology Development
     Corp.  .........................      300         2,100
    Republic Automotive Parts, Inc. .      300         3,825
   *Rexene Corp. ....................      300         2,925
   *Riddell Sports, Inc. ............      700         2,231
   *Riggs National Corp. ............      600         8,400
   *Rodman & Renshaw Capital Group,
     Inc.  ..........................      600         1,050
   *Rollins Environmental Services,
     Inc.  ..........................    5,200        15,600
    Rollins Truck Leasing Corp. .....    3,900        39,000
   *S&K Famous Brands, Inc. .........      400         3,000
    SPX Corp. .......................    1,100        17,738
    Saint Paul Bancorp, Inc. ........    1,600        40,000
   *San Filippo (John B.) & Son, Inc.      800         7,200
    Sands Regent Casino Hotel .......      400         2,300
   *Scios-Nova, Inc. ................    3,100        12,013
   *Seacor Holdings, Inc. ...........      500        11,438
    Seafield Capital Corp. ..........      300        10,763
   *Secom General Corp. .............      400         1,075
   *Serv-Tech, Inc. .................      600         3,938
   *Shiloh Industries, Inc. .........    1,100        12,375
    Shopko Stores, Inc. .............    2,700        30,713
    Sifco Industries, Inc. ..........      400         1,775
   *Signal Technology Corp. .........      600         3,375

VA SMALL VALUE PORTFOLIO
CONTINUED

                                        Shares       Value+
                                        ------     --------
    Sizzler International, Inc. .....    2,400     $  9,300
    Skyline Corp. ...................      900       16,875
   *Softech, Inc. ...................      300        1,144
   *Southdown, Inc. .................    1,500       28,313
   *Southwall Technologies, Inc. ....      500        2,063
    Southwest Bancshares, Inc. DE ...      200        5,475
    Southwestern Energy Co. .........    2,200       28,600
   *Spaghetti Warehouse, Inc. .......      500        2,438
   *Spec's Music, Inc. ..............      400          900
   *Specialty Chemical Resources,
     Inc.  ..........................      300          788
   *Spectran Corp. ..................      500        2,688
   *Speizman Industries, Inc. .......      300          881
   *Sport Chalet, Inc. ..............      600        1,575
   *Sports & Recreation, Inc. .......    1,700       11,900
   *Standard Commercial Corp. .......      808        9,393
   *Standard Microsystems Corp. .....    1,100       22,688
    Standard Motor Products, Inc.
     Class A  .......................    1,100       16,500
    Standard Pacific Corp. DE .......    2,600       14,950
    Standard Products Co. ...........    1,400       22,575
   *Staodyn, Inc. ...................      500          844
    Starrett (L.S.) Co. Class A .....      200        4,675
   *Steel of West Virginia, Inc. ....      600        6,000
   *Sterling Financial Corp. WA .....      600        8,100
    Stewart Information Services
     Corp.  .........................      500       11,125
   *Stokely USA, Inc. ...............    1,000        5,625
    Strawbridge & Clothier Class A ..      900       20,025
   *Stuart Entertainment, Inc. ......      600        4,050
    Sumitomo Bank of California .....      300        7,200
   *Summagraphics Corp. .............      400          763
   *Sun Sportswear, Inc. ............      500        1,750
    Sun Television and Appliances,
     Inc.  ..........................    1,500        8,438
   *Suncoast Savings & Loan
     Association FSA  ...............      200        1,272
   *Sunrise Bancorp CA ..............      400        1,025
   *Sunrise Leasing Corp. ...........      400        1,250
    Super Food Services, Inc. .......      900       11,475
   *Syms Corp. ......................    1,500       11,438
   *Syncor International Corp. DE ...      900        6,413
   *Syntellect, Inc. ................      700        2,363
   *Syquest Technology, Inc. ........      900        9,619
    TCBY Enterprises, Inc. ..........    2,200        9,350

VA SMALL VALUE PORTFOLIO
CONTINUED
                                        Shares         Value+
                                        ------     ----------
    TJ International, Inc. ..........    1,400     $   24,675
   *TPI Enterprises, Inc. ...........    1,700          5,844
    Tab Products Co. DE .............      400          2,700
   *Taco Cabana Inc. ................    1,300          7,150
   *Tandy Crafts, Inc. ..............    1,000          7,500
   *Tanknology Environmental, Inc. ..    1,200          2,700
    Thomaston Mills, Inc. ...........      400          5,250
    Thorn Apple Valley, Inc. ........      500          8,250
    Toastmaster, Inc. ...............      600          2,625
   *Todd Shipyards Corp. ............      800          4,800
   *Trans World Entertainment Corp. .      800          2,100
   *Tremont Corp. DE ................      600          9,975
   *Trism, Inc. .....................      500          3,875
   *Tuboscope Vetco International,
     Inc.  ..........................    1,600          9,400
   *Tucker Drilling Co., Inc. .......      200          1,538
   *Tuesday Morning Corp. ...........      700          3,938
   *Tultex Corp. ....................    2,500         11,875
    Twin Disc, Inc. .................      200          4,575
   *Tyco Toys, Inc. .................    3,000         16,500
   *Tyler Corp. .....................    1,700          5,950
    U.S. Bancorp, Inc. ..............      500         15,688
   *UNC, Inc. .......................    1,500          8,438
   *URS Corp. .......................      600          4,125
    USX-Delhi Group .................      800          8,200
    Uni-Marts, Inc. .................      500          4,563
    Unico American Corp. ............      500          3,031
   *Uniroyal Technology Corp. .......    1,100          3,575
    United Industrial Corp. .........      400          1,900
   *United States Home Corp. ........    1,000         26,000
   *Universal International, Inc. ...      400          2,000
   *Universal Standard Medical Labs,
     Inc.  ..........................      500          2,406
   *Utilx Corp. .....................      600          1,275
   *V Band Systems, Inc. ............      500            734
   *Value City Department Stores,
     Inc.  ..........................    1,800         12,150
   *Varitronic Systems, Inc. ........      200          1,950
   *Ventura County National Bancorp .      300          1,125
    Venture Stores, Inc. ............    1,500          5,438
   *Vicorp Restaurants, Inc. ........      800          9,150
    Victoria Bankshares, Inc. .......      700         22,925
   *Video Display Corp. .............      300          1,144
   *Video Lottery Technologies, Inc.       900          3,600
    Virginia Beach Federal Financial
     Corp.  .........................      400          3,175
   *WHX Corp. .......................    2,200         24,200
    Warren Bancorp, Inc. ............      300          3,206
   *Washington Homes, Inc. ..........      700          3,500
    Washington Savings Bank FSB
     Waldorf, MD  ...................      400          2,200
    Watts Industries, Inc. Class A ..    1,600         32,800
    Webster Financial Corp. .........      500         12,938
   *Weirton Steel Corp. .............    3,600         15,750
   *Welcome Home, Inc. ..............      200            494
    Westco Bancorp, Inc. ............      200          5,475
   *Western Beef, Inc. ..............      500          2,938
   *Weston (Roy F.), Inc. Class A ...      600          3,375
   *Wet Seal, Inc. Class A ..........      400          3,425
    Windmere Corp. ..................    1,400          8,400
    Wiser Oil Co. ...................      800         10,000
    Wolohan Lumber Co. ..............      600          5,363
   *Worldtex, Inc. ..................    1,200          6,750
    Yankee Energy Systems, Inc. .....      900         20,813
   *Yellow Corp. ....................    2,400         28,650
    York Financial Corp. ............      550          9,144
   *Zale Corp. ......................    3,000         49,857
   *Zemex Corp. .....................      714          6,158
    Zenith National Insurance Corp. .    1,500         33,188
                                                   -----------
   TOTAL COMMON STOCKS
     (Cost $4,964,035)  .............               4,804,867
                                                   -----------

VA SMALL VALUE PORTFOLIO
CONTINUED
                                         Shares        Value+
                                         ------   ------------
   TOTAL INVESTMENTS -- (99.1%)
    (Cost $4,964,035)  ..............             $ 4,804,867
                                                  -------------
   OTHER ASSETS AND LIABILITIES --
     (0.9%)
    Other Assets . ..................                  47,345
    Liabilities .....................                  (4,213)
                                                  -------------
                                                       43,132
                                                  -------------

   NET ASSETS -- (100.0%) Applicable
     to 500,311 Outstanding $.01 Par
     Value Shares (100,000,000
     Shares Authorized)  ............              $4,847,999
                                                  =============
   NET ASSET VALUE, OFFERING AND
     REDEMPTION PRICE PER SHARE  ....              $     9.69
                                                  =============


------
+See Note B to Financial Statements.
* Non-Income Producing Securities

                See accompanying Notes to Financial Statements

                           STATEMENT OF NET ASSETS
                           VA LARGE VALUE PORTFOLIO
                              NOVEMBER 30, 1995

                                         Shares       Value+
                                        --------    --------
UNITED STATES -- (95.8%)
   COMMON STOCKS -- (95.8%)
   *AMR Corp. .......................     1,100     $ 84,288
    Aetna Life & Casualty Co. .......     1,700      124,737
    Ahmanson (H.F.) & Co. ...........     1,900       50,825
    Alexander & Baldwin, Inc. .......       600       14,400
   *Alleghany Corp. .................       100       19,350
   *Alumax, Inc. ....................       700       23,275
    Ambac, Inc. .....................       500       22,063
   *Amdahl Corp. ....................     1,800       17,100
    Amerada Hess Corp. ..............     1,400       66,500
    American Financial Group, Inc. ..       800       24,000
    American General Corp. ..........     2,700       91,462
    American National Insurance Co. .       100        6,125
    American President Companies,
     Ltd.  ..........................       400       10,000
    Apple Computer, Inc. ............     1,600       61,100
    Argonaut Group, Inc. ............       300        9,900
    Asarco, Inc. ....................       600       21,225
    Ashland, Inc. ...................       900       31,387
    Avnet, Inc. .....................       100        4,700
    BHC Communications, Inc.
     Class A  .......................       100        9,013
    Ball Corp. ......................       400       11,450
    Bancorp Hawaii, Inc. ............       600       22,050
    Bank of Boston Corp. ............       600       27,825
    BankAmerica Corp. ...............     2,600      165,425
    Bankers Trust New York Corp. ....     1,200       77,850
    Bear Stearns Companies, Inc. ....     1,630       35,452
   *Bethlehem Steel Corp. ...........     1,600       22,400
   *Burlington Industries, Inc. .....     1,000       13,375
    CIGNA Corp. .....................     1,100      121,000
   *CNA Financial Corp. .............       800       92,900
    CSX Corp. .......................     1,600      140,200
   *California Federal Bank FSB,
     Los Angeles Class A  ...........       700       10,675
    Centex Corp. ....................       400       13,150
    Champion International Corp. ....     1,400       65,975
    Chase Manhattan Corp. ...........     1,000       60,875
    Chemical Banking Corp. ..........     1,300       78,000
    Chiquita Brands International,
     Inc.  ..........................       300        4,013
   *Chris-Craft Industries, Inc. ....       303       12,461
    Chrysler Corp. ..................     5,600      290,500
    Cincinnati Financial Corp. ......       315       19,412
    Coca-Cola Enterprises, Inc. .....     1,900       55,100
    Comdicso, Inc. ..................       200        6,775
    Comerica, Inc. ..................       600       22,425
    Commerce Bancshares, Inc. .......       210        7,836
    Comsat Corp. Series 1 ...........       700       13,563
    Conrail, Inc. ...................     1,100       76,862
    Coors (Adolph) Co. Class B ......       500       10,125
    Countrywide Credit Industries,
     Inc.  ..........................       500       11,000
   *Crown Vantage, Inc. .............        40          685
    Cummins Engine Co., Inc. ........       600       23,550
    Cyprus Amax Minerals Co., Inc. ..     1,400       38,500
    Diamond Shamrock, Inc. ..........       400       10,050
    Dillard Department Stores, Inc.
     Class A  .......................     1,600       46,200
    Dole Food, Inc. .................       900       33,862
    Enserch Corp. ...................     1,000       15,500
    Equitable Companies, Inc. .......       800       19,900
    Federal Paper Board Co., Inc. ...       700       36,400
   *Federated Department Stores, Inc.     2,700       78,637
    Fina, Inc. Class A ..............       400       19,500
    Finova Group, Inc. ..............       400       19,400
    First Chicago Corp. .............       500       34,750
    First Colony Corp. ..............       700       18,200
    First Hawaiian, Inc. ............       200        5,850
    First of America Bank Corp. .....       300       13,463
    Fleming Companies, Inc. .........       600       13,875
    Ford Motor Co. ..................    15,900      449,175
    GATX Corp. ......................       300       14,625
    General Motors Corp. ............    11,000      533,500
    General Motors Corp. Class H ....     1,400       66,500
    Golden West Financial Corp. .....       300       15,338
    Goodrich (B.F.) Co. .............       100        7,013
    Great Atlantic & Pacific Tea Co.,
     Inc.  ..........................       600       13,125

VA LARGE VALUE PORTFOLIO
CONTINUED
                                        Shares        Value+
                                        ------      --------
    Great Western Financial Corp. ...      700      $ 17,850
    Helmerich & Payne, Inc. .........      400        10,900
    Inland Steel Industries, Inc. ...      700        18,288
    International Paper Co. .........    3,800       144,875
   *International Speciality
     Products, Inc.  ................    1,400        14,000
    James River Corp. of Virginia ...    1,200        37,800
    K Mart Corp. ....................    7,000        54,250
   *Kaiser Aluminum Corp. ...........      300         4,350
    Lafarge Corp. ...................      900        17,438
    Lehman Brothers Holdings, Inc. ..    1,500        33,937
    Lincoln National Corp. ..........    1,500        70,125
    Loews Corp. .....................      300        46,050
    Longs Drug Stores Corp. .........      100         3,975
    Louisiana-Pacific Corp. .........    1,600        43,200
    MBIA, Inc. ......................      600        46,200
    MCI Communications Corp. ........    3,600        96,300
   *Magma Copper Co. ................      700        14,875
    Mellon Bank Corp. ...............      800        42,800
    Mercantile Stores Co., Inc. .....      500        23,250
    Merrill Lynch & Co., Inc. .......      800        44,500
    Midlantic Corp. .................      300        18,038
    Mitchell Energy & Development
     Corp. Class A  .................      300         5,400
    Mitchell Energy & Development
     Corp. Class B  .................      400         7,000
    Morgan (J.P.) & Co., Inc. .......    1,000        78,500
    Murphy Oil Corp. ................      700        27,562
    NationsBank Corp. ...............    1,500       107,062
   *Nextel Communications Corp.
     Class A  .......................    1,400        21,438
    Norfolk Southern Corp. ..........    1,900       149,625
    Occidental Petroleum Corp. ......    4,700       103,987
    Ogden Corp. .....................      700        14,875
    Ohio Casualty Corp. .............      500        18,750
    Old Republic International Corp.       800        27,500
   *Oryx Energy Co. .................      500         6,563
    Overseas Shipholding Group, Inc.       500        10,000
    PHH Corp. .......................      300        13,725
    Paine Webber Group, Inc. ........    1,300        29,087
    Pennzoil Co. ....................      700        27,737
   *Petrie Stores Corp. .............      300           863

VA LARGE VALUE PORTFOLIO
CONTINUED
                                        Shares         Value+
                                       -------     ----------
    Potlatch Corp. ..................      400     $   16,150
    Pulte Corp. .....................      400         12,300
    RJR Nabisco Holdings Corp. ......    4,040        117,665
    Reliastar Financial Corp. .......      200          8,650
    Republic New York Corp. .........      300         18,900
    Reynolds Metals Co. .............      900         51,975
    Ryder System, Inc. ..............    1,200         28,650
    Safeco Corp. ....................      800         56,950
    Saint Paul Companies, Inc. ......      500         28,000
    Salomon, Inc. ...................    1,600         58,200
    Smiths Food & Drug Centers, Inc.
     Class B  .......................      100          2,413
    Southern New England
     Telecommunications Corp.  ......      300         10,875
    Springs Industries, Inc. Class A       300         12,600
    Standard Federal Bancorporation,
     Inc.  ..........................      200          7,675
   *Storage Technology Corp. ........      800         19,800
    Sun Company, Inc. ...............    1,100         30,525
    TIG Holdings, Inc. ..............      900         24,300
    Tecumseh Products Co. Class A ...      200         10,525
    Textron, Inc. ...................      500         38,312
    Times Mirror Co. Class A ........      100          3,250
    Timken Co. ......................      500         20,188
    Transamerica Corp. ..............    1,000         76,625
   *Transport Holdings, Inc. Class A         8            308
    Tyson Foods, Inc. Class A .......    1,000         23,812
    UNUM Corp. ......................      400         21,650
    USLIFE Corp. ....................      550         15,881
    USX-Marathon Group, Inc. ........    4,200         77,175
    USX-US Steel Group ..............    1,200         39,150
    Union Bank San Francisco, CA ....      200         10,250
    Union Camp Corp. ................    1,000         49,125
    Union Pacific Corp. .............    1,100         74,525
   *Unisys Corp. ....................    2,500         16,250
    Unitrin, Inc. ...................      500         23,437
    Valero Energy Corp. .............      600         15,525
   *Vons Companies, Inc. ............      200          5,300

VA LARGE VALUE PORTFOLIO
CONTINUED
                                        Shares         Value+
                                       -------     ----------

    Washington Mutual, Inc. .........      800     $   22,600
    Wesco Financial Corp. ...........      100         16,400
    Westvaco Corp. ..................    1,500         41,062
    Woolworth Corp. .................    1,100         16,500
                                                   ----------
   TOTAL -- UNITED STATES
     (Cost $5,667,700)  .............               6,283,875
                                                   ----------
   AUSTRALIA -- (0.0%)
   COMMON STOCK -- (0.0%)
    News Corp., Ltd. (Cost $148) ....       26            136
                                                   ----------
   UNITED KINGDOM -- (0.0%) .........
   INVESTMENT IN CURRENCY -- (0.0%)
   *British Pound Sterling
    (Cost $1,613)....................                   1,564
                                                   ----------
                                       Face
                                      Amount
                                     --------
                                       (000)
TEMPORARY CASH INVESTMENTS -
   (3.3%)
 Repurchase Agreement, PNC
   Securities Corp. 5.65%,
   12/01/95 (Collateralized by
   U.S. Treasury Notes 6.125%,
   05/31/97) (Cost $215,000) .....    $ 215           215,000
                                                  -----------
TOTAL INVESTMENTS - (99.1%)
  (Cost $5,884,461) ..............                  6,500,575
                                                  -----------
OTHER ASSETS AND LIABILITIES -
   (0.9%)
   Other Assets ..................                     74,821
   Liabilities ...................                    (12,994)
                                                  -----------
                                                       61,827
                                                  -----------
NET ASSETS - (100.0%) Applicable
   to 581,167 Outstanding $.01 Par
   Value Shares (100,000,000
   Shares Authorized) ............                 $6,562,402
                                                  ===========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE ....                 $    11.29
                                                  ===========


------
+See Note B to Financial Statements
* Non-Income Producing Securities

                 See accompanying Notes to Financial Statements

                           STATEMENT OF NET ASSETS
                       VA INTERNATIONAL VALUE PORTFOLIO
                              NOVEMBER 30, 1995

                                        Shares     Value+
                                       -------- ---------
   JAPAN -- (35.0%)
   COMMON STOCKS -- (34.9%)
    Aichi Steel Works, Ltd. ........     4,000  $  22,069
    Aisin Seiki Co., Ltd. ..........     2,000     26,404
    Amada Co., Ltd. ................     3,000     30,443
   *Aoki Corp. .....................     6,000     24,591
    Aoyama Trading Co., Ltd. .......     1,100     32,079
    Asahi Breweries, Ltd. ..........     2,000     23,251
    Atsugi Nylon Industrial Co.,
     Ltd.  .........................     5,000     21,429
    Calpis Food Industry Co., Ltd. .     2,000     13,655
    Chuo Trust and Banking Co., Ltd.     2,000     15,862
    Citizen Watch Co., Ltd. ........     3,000     22,108
    Daikyo, Inc. ...................     3,000     21,576
    Ezaki Glico Co., Ltd. ..........     2,000     16,650
    Fuji Photo Film Co., Ltd. ......     2,000     49,654
    Fujita Corp. ...................     9,000     40,877
    Fukuoka City Bank, Ltd. ........     4,000     30,345
    Gunze, Ltd. ....................     4,000     24,039
   *Hanwa Co., Ltd. ................     5,000     16,502
    Haseko Corp. ...................     8,000     27,271
    Hiroshima Bank, Ltd. ...........     2,000     10,246
    Hitachi Koki Co., Ltd. .........     2,000     18,601
    Hitachi Maxell, Ltd. ...........     1,000     15,861
    Hitachi Transport System, Ltd. .     2,000     17,498
    Hitachi, Ltd. ..................     7,000     71,034
    Hokkaido Bank, Ltd. ............     7,000     22,000
    Hokkaido Takushoku Bank, Ltd.,
     Takugin  ......................    16,000     42,404
    Hokuriku Bank, Ltd. ............     3,000     18,621
    Inax Corp. .....................     2,000     19,113
    Katokichi Co., Ltd. ............     1,000     18,818
    Keiyo Bank, Ltd. ...............     5,000     25,419
    Kiyo Bank, Ltd. ................     5,000     25,074
    Kureha Chemical Industry Co.,
     Ltd.  .........................     4,000     17,655
    Kyudenko Corp. .................     2,000     26,010
    Maeda Corp. ....................     2,000     20,493
    Maruetsu, Inc. .................     3,000     24,502
    Matsushita Electric Industrial
     Co., Ltd.  ....................     4,000     59,507
    Mitsui Trust & Banking Co., Ltd.     2,000     18,798
    Mizuno Corp. ...................     2,000     16,966
    Nagase & Co., Ltd. .............     2,000     16,946
    Nihon Cement Co., Ltd. .........     3,000     19,921
    Nippon Credit Bank, Ltd. .......     7,000     27,586
    Nippon Oil Co., Ltd. ...........     8,000     44,138
    Nippon Sheet Glass Co., Ltd. ...     4,000     17,892
    Nippon Shinpan Co., Ltd., Tokyo      6,000     39,547
    Nisshinbo Industries, Inc. .....     3,000     27,547
    Nittetsu Mining Co., Ltd. ......     2,000     18,601
   *Nitto Boseki Co., Ltd. .........     7,000     19,931
   *Noritz Corp. ...................     1,000     16,847
    Pioneer Electronic Corp. .......     2,000     34,877
    San-In Godo Bank, Ltd. .........     3,000     24,354
    Sankyo Aluminum Industry Co.,
     Ltd.  .........................     3,000     15,015
    Sanyo Electric Co., Ltd. .......     4,000     20,887
    Sekisui House, Ltd. ............     2,000     23,448
    Shiga Bank, Ltd. ...............     4,000     24,000
    Shinmaywa Industries, Ltd. .....     2,000     16,631
    Shiseido Co., Ltd. .............     4,000     42,562
    Sony Corp. .....................       800     42,562
    Sumitomo Corp. .................     2,000     19,901
    Sumitomo Realty & Development
     Co., Ltd.  ....................     7,000     47,103
    Teijin, Ltd. ...................     4,000     21,123
    Tokyo Sowa Bank, Ltd. ..........     4,000     15,961
    Tokyo Style Co., Ltd. ..........     1,000     15,074
    Tokyo Tatemono Co., Ltd. .......     4,000     17,064
    Toyo Engineering Corp. .........     3,000     16,966
    Toyota Tsusho Corp. ............     4,000     25,222
   *Victor Co. of Japan, Ltd. ......     2,000     22,660
    Yamaichi Securities Co., Ltd. ..     8,000     50,759
    Yamato Kogyo Co., Ltd. .........     2,000     18,227
    Yasuda Trust & Banking Co., Ltd.     8,000     38,621
                                               ----------
   TOTAL COMMON STOCKS
     (Cost $1,756,227)  ............            1,749,398
                                               ----------

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED
                                        Shares        Value+
                                       --------   ----------
   INVESTMENT IN CURRENCY -- (0.1%)
   *Japanese Yen (Cost $6,021) .....              $    6,026
                                                  ----------
   TOTAL -- JAPAN (Cost $1,762,248)                1,755,424
                                                  ----------
   UNITED KINGDOM -- (19.4%)
   COMMON STOCKS -- (19.4%)
    Abbey National P.L.C. ..........     4,000        39,204
    Anglian Water P.L.C. ...........     2,100        18,976
    Arjo Wiggins Appleton P.L.C. ...     5,400        14,160
    Asda Group P.L.C. ..............    18,900        29,187
    Associated British Foods P.L.C.      2,000        21,559
    Bass P.L.C. ....................     5,800        61,102
    British Land Co. P.L.C. ........     3,000        17,247
    British Steel P.L.C. ...........    16,300        42,119
    Burton Group P.L.C. ............    18,700        36,312
    Forte P.L.C. ...................     7,600        39,800
    General Accident P.L.C. ........     2,500        25,420
    Great Universal Stores P.L.C. ..     6,100        57,454
    Guardian Royal Exchange P.L.C. .     7,000        28,684
    ICI (Imperial Chemical
     Industries P.L.C.)  ...........     4,300        49,835
    Ladbroke Group P.L.C. ..........     7,555        16,634
    Lasmo P.L.C. ...................     8,700        21,483
    Lonrho P.L.C. ..................     6,200        15,831
    National Westminster Bank P.L.C.     5,352        54,500
    North West Water Group P.L.C. ..     2,300        20,924
    Pilkington P.L.C. ..............     7,700        22,722
    Redland P.L.C. .................     4,000        23,241
    Royal Insurance Holdings P.L.C.      5,200        30,770
    Sears P.L.C. ...................    12,100        18,501
    Severn Trent P.L.C. ............     2,900        29,753
    Shell Transport & Trading Co.
     P.L.C.  .......................     7,500        92,313
    Sun Alliance Group P.L.C. ......     4,400        26,843
    Telegraph P.L.C. ...............     3,400        21,938
    Thames Water P.L.C. ............     2,692        22,762
    Welsh Water P.L.C. .............     1,583        16,677

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED
                                        Shares   Value+
                                       -------  -------
    Whitbread P.L.C. ...............    4,200   $42,899
    Yorkshire Water P.L.C. .........    1,600    14,825
                                                -------
   TOTAL COMMON STOCKS
     (Cost $987,739)  ..............            973,675
                                                -------
   INVESTMENT IN CURRENCY -- (0.0%)
   *British Pound Sterling
     (Cost $203)  ..................                195
                                                -------
    RIGHTS/WARRANTS -- (0.0%)
   *Pilkington P.L.C. Rights
     12/11/95 (Cost $0)  ...........    1,925     1,089
                                                -------
   TOTAL -- UNITED KINGDOM
    (Cost $987,942)  ...............            974,959
                                                -------
   GERMANY -- (8.2%)
   COMMON STOCKS -- (8.2%)
    BASF AG ........................      200    43,815
    BHF Bank .......................    1,000    26,227
    Bayer AG .......................      200    52,011
    Bayerische Hypotheken und
     Wechelsbank AG  ...............    1,000    24,741
    Bayerische Vereinsbank AG ......    1,120    32,315
    Commerzbank AG .................      100    23,117
    Dresdner Bank AG, Frankfurt ....    2,100    56,237
    Hoechst AG .....................      100    25,867
    Man AG, Muenchen ...............      100    28,231
    Siemens AG .....................       50    26,106
    Veba AG ........................      500    20,387
    Vereins & Westbank AG ..........      100    22,114
    Volkswagen AG ..................      100    32,412
                                               --------
   TOTAL COMMON STOCKS
     (Cost $411,309)  ..............            413,580
                                               --------
   INVESTMENT IN CURRENCY -- (0.0%)
   *German Marks (Cost $37) ........                 36
                                               --------
   TOTAL -- GERMANY (Cost $411,346)             413,616
                                               --------
   FRANCE -- (7.8%)
   COMMON STOCKS -- (7.8%)
    Alcatel Alsthom Cie Generale
     d'Electricite SA  .............      558    46,543
    Elf Aquitaine SA ...............      709    49,721
    Eridania Beghin-Say SA .........      200    32,618
    Financiere de Paribas SA
     Series A  .....................      430    23,937
    Peugeot SA .....................      200    25,878
    Rhone-Poulenc SA Series A ......    1,100    23,567
    Saint Louis (SLB) ..............      100    26,118
    Societe Generale Paris .........      205    24,181
    Sovac SA .......................      300    36,710
    Suez SA ........................      600    22,544
    Total SA Series B ..............      807    49,697
    UAP SA .........................    1,100    28,510
                                               --------
   TOTAL COMMON STOCKS
    (Cost $367,153)  ...............            390,024
                                               --------
   INVESTMENT IN CURRENCY -- (0.0%)
   *French Francs (Cost $716) ......                705
                                              ---------
   TOTAL -- FRANCE (Cost $367,869) .            390,729
                                              ---------
   SWITZERLAND -- (7.1%)
   COMMON STOCKS -- (4.8%)
    Banque Cantonale Vaudoise ......       55  $ 28,355
   *Oerlikon-Buehrle Holding AG,
     Zuerich  ......................      500    40,903
    Pargesa Holding SA, Geneve .....       50    59,651
    SBV (Schweizerischer Bankverein)      100    39,881
    SIG (Schweizerische Industrie
     Gesellschaft Holding AG),
     Neuhausen am Rheinfall  .......       10    19,173
    Schindler Holding AG, Hergiswil        25    25,139
    Sulzer AG, Winterthur ..........       50    27,695
                                               --------
   TOTAL COMMON STOCKS
     (Cost $243,861)  ..............            240,797
                                               --------
   INVESTMENT IN CURRENCY -- (2.3%)
   *Swiss Francs (Cost $115,967) ...            115,127
                                               --------

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED
                                        Shares       Value+
                                       --------   ---------
   TOTAL -- SWITZERLAND
     (Cost $359,828)  ..............              $ 355,924
                                                  ---------
   NETHERLANDS -- (5.2%)
   COMMON STOCKS -- (5.2%)
    ABN Amro Holding NV ............     1,300       57,894
    DSM NV .........................       500       39,839
    Fortis Amev NV .................       900       60,148
    Internationale Nederlanden Groep
     NV  ...........................     1,128       73,853
    KLM Royal Dutch Airlines NV ....       800       27,474
                                                  ---------
   TOTAL COMMON STOCKS
     (Cost $238,324)  ..............                259,208
                                                  ---------
   INVESTMENT IN CURRENCY -- (0.0%)
   *Netherlands Guilder (Cost $1) ..                      1
                                                  ---------
   TOTAL -- NETHERLANDS
    (Cost $238,325)  ....................           259,209
                                                  ---------
   HONG KONG -- (4.3%)
   COMMON STOCKS -- (4.3%)
    Amoy Properties, Ltd. ..........    22,000       21,054
    Chinese Estates Holdings, Ltd. .    24,000       16,140
    Great Eagle Holdings, Ltd. .....     7,000       18,649
    Hong Kong & Shanghai Hotels,
     Ltd.  .........................    17,000       21,435
    Hysan Development Co., Ltd. ....    10,000       26,059
    Paliburg Holdings, Ltd. ........    36,000       25,839
    Wharf Holdings, Ltd. ...........    17,000       56,832
    Wheelock and Co., Ltd. .........    19,000       31,574
                                                  ---------
   TOTAL COMMON STOCKS
    (Cost $210,127)  ...............                217,582
                                                  ---------
   INVESTMENT IN CURRENCY -- (0.0%)
   *Hong Kong Dollars (Cost $140) ..                    140
                                                  ---------
   TOTAL -- HONG KONG
     (Cost $210,267)  ..............                217,722

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED
                                        Shares       Value+
                                       -------    ---------
   AUSTRALIA -- (3.0%)
   COMMON STOCKS -- (3.0%)
    Commonwealth Bank of Australia .     3,300   $  25,686
    MIM Holdings, Ltd. .............    11,100      15,086
    News Corp., Ltd. ...............    11,630      60,982
    Westpac Banking Corp. ..........    11,200      46,416
                                                  --------
   TOTAL COMMON STOCKS
    (Cost $151,784)  ...............               148,170
                                                  --------
   INVESTMENT IN CURRENCY -- (0.0%)
   *Australian Dollar (Cost $9) ....                     9
                                                  --------
   TOTAL -- AUSTRALIA
    (Cost $151,793)  ...............               148,179
                                                  --------
   ITALY -- (2.3%)
   COMMON STOCKS -- (2.3%)
    Banca Commerciale Italiana SpA .    13,000      24,715
   *Banca di Roma ..................    30,000      26,942
    Credito Italiano ...............    20,000      20,600
    Italcementi Fabbriche Riunite
     Cemento SpA, Bergamo  .........     5,000      26,924
   *Olivetti (Ing C & C) SpA, Ivrea     25,000      16,573
                                                  --------
   TOTAL COMMON STOCKS
     (Cost $131,439)  ..............               115,754
                                                  --------
   RIGHTS/WARRANTS -- (0.0%)
   *Olivetti Ing C & C SpA, Ivrea
     Rights 12/15/95 (Cost $0)  ....    25,000       1,431
                                                  --------
   TOTAL -- ITALY (Cost $131,439) ..               117,185
                                                  --------
   SPAIN -- (2.3%)
   COMMON STOCKS -- (2.3%)
    Banco Central Hispanoamericano
     SA  ...........................     1,200      24,614
    Iberdrola SA ...................     6,900      58,574
    Sevillana de Electricidad ......     4,300      30,530
                                                  --------
   TOTAL -- SPAIN (Cost $104,496) ..               113,718
                                                  --------
   SWEDEN -- (1.7%)
   COMMON STOCKS -- (1.7%)
    Skandinaviska Enskilda Banken
     Series A  .....................     2,600      20,260
    Stora Kopparbergs Bergslags AB
     Series A  .....................     1,500      18,908
    Svenka Cellulosa AB Series B ...     1,300      22,047
    Svenska Handelsbanken Series A .     1,100      22,269
                                                  --------
   TOTAL COMMON STOCKS
     (Cost $79,882)  ...............                83,484
                                                  --------

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED
                                        Shares       Value+
                                       -------   ----------

   INVESTMENT IN CURRENCY -- (0.0%)
   *Swedish Krona (Cost $3) ........              $      3
                                                  --------
   TOTAL -- SWEDEN (Cost $79,885) ..                83,487
                                                  --------
   BELGIUM -- (1.6%)
   COMMON STOCKS -- (1.6%)
    Electrafina SA .................       200      18,839
    Groupe Bruxelles Lambert SA ....       200      25,669
    Societe Generale de Belgique SA        500      37,174
                                                  --------
   TOTAL -- BELGIUM (Cost $83,224) .                81,682
                                                  --------
   SINGAPORE -- (1.1%)
   COMMON STOCKS -- (1.1%)
    Singapore Land, Ltd.
     (Cost $51,645)  ...............     9,000      53,994
                                                  --------
                                          Face
                                         Amount
                                        --------
                                         (000)
TEMPORARY CASH INVESTMENTS --
  (6.8%) .........................
    Repurchase Agreement, PNC
     Securities Corp. 5.65%,
     12/01/95
     (Collateralized by U.S.
     Treasury Notes 7.50%,
     12/31/96)
     (Cost $341,000)  ............       $341       341,000
                                                ------------

TOTAL INVESTMENTS -- (105.8%)
   (Cost $5,281,307) .............                5,306,828
                                                ------------

OTHER ASSETS AND LIABILITIES --
   (-5.8%)
   Other Assets ..................                   26,768
   Payable for Investment
     Securities Purchased  .......                 (297,575)
   Liabilities ...................                  (21,661)
                                                ------------
                                                   (292,468)
                                                ------------

NET ASSETS -- (100.0%) Applicable
   to 500,001 Outstanding $.01 Par
   Value Shares (100,000,000
   Shares Authorized) ............               $5,014,360
                                                ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE ....               $    10.03
                                                ============


------
+See Note B to Financial Statements.
*Non-Income Producing Securities

                See accompanying Notes to Financial Statements

                           STATEMENT OF NET ASSETS
                       VA INTERNATIONAL SMALL PORTFOLIO
                              NOVEMBER 30, 1995

                                         Shares    Value+
                                        ---------  ------
   JAPAN -- (34.7%)
   COMMON STOCKS -- (34.7%)
    Aica Kogyo Co., Ltd. ............     3,000   $19,212
    Aichi Tokei Denki Co., Ltd. .....     3,000    17,437
    Asahi Kogyosha Co., Ltd. ........     3,000    19,212
    Ashimori Industry Co., Ltd. .....     3,000    17,616
   *Asics Corp. .....................     7,000    18,966
    Bank of Osaka, Ltd. .............     9,000    26,600
    CKD Corp. .......................     2,000    19,310
   *Central Finance Co., Ltd. .......     4,000    16,946
   *Chori Co., Ltd. .................     5,000    16,552
   *Daiwabo Co., Ltd. ...............     8,000    24,749
   *Fuji Kosan Co., Ltd. ............     6,000    17,675
    Fuji Oil Co., Ltd. ..............     3,000    19,507
    Fuji Spinning Co., Ltd., Tokyo ..     4,000    17,261
    Fujiko Co., Ltd. ................     4,000    15,369
   *Furukawa Battery Co., Ltd. ......     3,000    19,271
   *Gakken Co., Ltd. ................     3,000    17,438
   *Hitachi Seiki Co., Ltd. .........     4,000    16,394
    Hokkaido Gas Co., Ltd. ..........     4,000    16,985
   *Hokuriku Electric Industry Co.,
     Ltd.  ..........................     4,000    19,310
    Howa Machinery, Ltd. ............     5,000    18,768
    Ichikoh Industries, Ltd. ........     4,000    17,734
    Iwasaki Electric Co., Ltd. ......     4,000    18,049
   *Iwatsu Electric Co., Ltd. .......     3,000    17,852
   *Japan Coated Paper Manufacturing
     Co., Ltd.  .....................     3,000    17,527
    Japan Paper Industry Co., Ltd. ..     3,000    16,404
    Japan Transcity Corp. ...........     3,000    17,143
    Japan Vilene Co., Ltd. ..........     3,000    17,734
   *Kansai Kisen Kaisha .............     9,000    17,557
    Kanto Auto Works, Ltd., Yokosuka      3,000    20,394
   *Kanto Denka Kogyo Co., Ltd. .....     4,000    26,995
    Kawada Industries, Inc. .........     2,000    17,714
    Kawai Musical Instruments
     Manufacturing Co., Ltd.  .......     5,000    19,261
    Keiyo Co., Ltd. .................     2,000    18,424
    Kokusai Kogyo Co., Ltd. .........     2,000    20,690
    Komatsu Forklift Co., Ltd. ......     3,000    20,158
    Kosei Securities Co., Ltd. ......     4,000    18,483
    Kyodo Shiryo Co., Ltd. ..........     5,000    17,734
   *Kyotaru Co., Ltd. ...............     3,000    19,212
    Kyushu Bank, Ltd. ...............     4,000    15,921
    Life Corp. ......................     2,000    16,099
    Maruyama Manufacturing Co., Inc.      3,000    19,094
    Matsuo Bridge Co., Ltd. .........     3,000    18,059
   *Mitsubishi Shindoh Co., Ltd. ....     3,000    18,946
    Mitsuuroko Co., Ltd. ............     3,000    21,251
    Nakamuraya Co., Ltd. ............     3,000    17,704
    Nichias Corp. ...................     4,000    19,744
    Nichiei Construction Co., Ltd. ..     2,000    16,828
   *Nichimo Co., Ltd. ...............     5,000    18,621
    Nichireki Co., Ltd. .............     2,000    17,438
    Nichiro Corp. ...................     5,000    17,241
   *Nippon Carbon Co., Ltd. .........     5,000    20,246
   *Nippon Columbia Co., Ltd. .......     3,000    19,951
    Nippon Concrete Industries Co.,
     Ltd.  ..........................     3,000    15,872
   *Nippon Kasei Chemical Co., Ltd. .     5,000    17,980
    Nippon Synthetic Chemical
     Industry Co., Ltd.  ............     3,000    17,084
   *Nitto Boseki Co., Ltd. ..........     8,000    22,777
    Odakyu Real Estate Co., Ltd. ....     4,000    16,709
    Parco Co., Ltd. .................     2,000    20,690
    Prima Meat Packers, Ltd. ........     5,000    18,030
    Rasa Industries, Ltd. ...........     3,000    18,650
    Rheon Automatic Machinery Co.,
     Ltd.  ..........................     2,000    17,734
    Sagami Co., Ltd. ................     3,000    21,281
    Sakai Chemical Industry Co., Ltd.     3,000    18,621
    Sakata Inx Corp. ................     3,000    18,473
    Sasebo Heavy Industries Co.,
     Ltd., Tokyo  ...................     7,000    17,724
    Shikoku Chemicals Corp. .........     3,000    18,562
   *Showa Line, Ltd. ................    10,000    18,128
    Sumitomo Precision Products Co.,
     Ltd., Amagasaki City  ..........     2,000    18,877
    TOC Co., Ltd. ...................     2,000    20,099
    Taisei Rotec Corp. ..............     3,000    21,044

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED
                                         Shares         Value+
                                         ------       --------
    Takaoka Electric Manufacturing
     Co., Ltd., Tokyo  ..............     4,000       $ 24,433
    Takasago International Corp. ....     3,000         18,562
    Takashima & Co., Ltd. ...........     4,000         16,867
    Takiron Co., Ltd. ...............     3,000         20,631
    Tasaki Shinju Co., Ltd. .........     2,000         20,493
    Toa Doro Kogyo Co., Ltd. ........     3,000         16,197
   *Toa Wool Spinning & Weaving Co.,
     Ltd.  ..........................     6,000         20,631
   *Tokai Kogyo Co., Ltd. ...........     7,000         17,172
    Tokico, Ltd. ....................     4,000         16,946
    Tokyo Machinery Works Co., Ltd. .     3,000         20,483
   *Tokyo Securities Co., Ltd. ......     4,000         17,931
   *Tokyo Tekko Co., Ltd. ...........     3,000         14,926
    Tokyo Theatres Co., Inc., Tokyo .     6,000         15,665
    Tonami Transportation Co., Ltd. .     3,000         17,616
    Totoku Electric Co., Ltd., Tokyo      3,000         18,916
    Toyo Chemical Co., Ltd. .........     3,000         18,502
   *Toyo Electric Co., Ltd. .........     5,000         24,137
    Toyo Umpanki Co., Ltd. ..........     5,000         21,626
    Yondenko Corp. ..................     2,000         17,951
    Zenchiku Co., Ltd. ..............     4,000         15,961
                                                    ----------
   TOTAL -- JAPAN (Cost $1,623,093) .                1,684,767
                                                    ----------
   UNITED KINGDOM -- (13.4%)
   COMMON STOCKS -- (13.3%)
    APV P.L.C. ......................    15,000         18,577
    Ash & Lacy P.L.C. ...............     7,000         17,874
   *Ashley (Laura) Holdings P.L.C. ..    12,000         22,935
    Bluebird Toys P.L.C. ............     5,000         24,923
    Bodycote International P.L.C. ...     3,000         18,440
    Bradstock Group P.L.C. ..........    21,000         21,192
    British Polythene Industries
     P.L.C.  ........................     2,000         20,030
    Canadian Pizza P.L.C. ...........    12,000         14,128
    Carpetright P.L.C. ..............     4,000         24,311
    Davis Service Group P.L.C. ......     5,000         15,863
    Dawson Group P.L.C. .............     4,000         18,287
    Dawson International P.L.C. .....    10,000         17,278
    Dewhirst Group P.L.C. ...........     6,000         16,788

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED
                                         Shares            Value+
                                        -------        ----------
    Diploma P.L.C. ..................     3,000         $  19,953
    Etam P.L.C. .....................     7,000            18,516
    Greene King P.L.C. ..............     2,000            19,204
    Henderson Administration Group
     P.L.C.  ........................     1,000            18,470
    Heywood Williams Group P.L.C. ...     5,000            17,507
    Higgs & Hill P.L.C. .............    13,000            18,486
    How Group P.L.C. ................    29,000            13,746
    MacAllan-Glenlivet P.L.C. .......     6,000            18,715
    MacFarlane Group Clansman P.L.C.      6,000            17,889
   *Oxford Molecular Group P.L.C. ...     5,000            18,960
    Photo-Me International P.L.C. ...     6,000            14,862
    Polypipe P.L.C. .................     8,000            20,183
    Quick Group P.L.C. ..............     8,000            17,125
    Redrow Group P.L.C. .............    11,000            21,192
   *Saatchi & Saatchi Co. P.L.C. ....    11,000            15,221
   *Sage Group P.L.C. ...............     5,000            21,024
    St. Modwen Properties P.L.C. ....    23,000            18,990
    Staveley Industries P.L.C. ......     6,000            19,265
    Suter P.L.C. ....................     6,000            16,330
    T & S Stores P.L.C. .............     7,000            19,908
    Triplex Lloyd P.L.C. ............     7,000            14,877
    Vardon P.L.C. ...................     9,000            14,999
                                                        ---------
   TOTAL COMMON STOCKS
     (Cost $669,713)  ...............                     646,048
                                                        ---------
   INVESTMENT IN CURRENCY -- (0.0%)
   *British Pound Sterling
     (Cost $1,002)  .................                        984
                                                        ---------
   RIGHTS/WARRANTS -- (0.1%) ........
   *Cordiant P.L.C. Rights 12/13/95
     (Cost $3,951)  .................    11,000            5,214
                                                        --------
   TOTAL -- UNITED KINGDOM
     (Cost $674,666)  ...............                    652,246
                                                        --------
   GERMANY -- (9.6%)
   COMMON STOCKS -- (8.8%)
    Aachener und Muenchener
     Versicherungs AG  ..............       100           31,098
    Concordia Bau und Boden AG ......       496           25,468
    DLW AG ..........................       100           16,932
    DSL Holding AG ..................       150           17,623
   *Didier-Werke AG .................       200           14,789
    Dyckerhoff & Widmann AG .........       100           16,448
   *Fag Kugelfischer Georg Schaeffer
     AG  ............................       125           15,852
    Felten & Guilleaume
     Energietechnik AG  .............       100           15,757
   *Gerresheimer Glas AG ............       100           16,482
    Harpener AG .....................       100           19,005
    Holsten-Brauerei AG, Hamburg ....       100           22,737
    Iwka AG .........................       100           18,383
   *Kali und Salz Beteiligungs AG ...       200           25,915
   *Kaufhalle AG ....................       200           22,184
   *Linotype-Hell AG ................       100           10,090
   *Phoenix AG, Hamburg .............       100           15,066
    Plettac AG ......................        70           17,609
    Rheinboden Hypothekenbank AG ....       100           17,346
    Salamander AG, Kornwesteim ......       100           15,549
    Strabag AG ......................       100           16,759
    Verseidag AG ....................       200           17,415
    WCM Beteiligungs und Grundbesitz
     AG  ............................     3,000           21,977
   *Walter AG .......................       100           18,659
                                                       ---------
   TOTAL COMMON STOCKS
     (Cost $468,388)  .....................              429,143
                                                       ---------
   INVESTMENT IN CURRENCY -- (0.8%)
   *German Marks (Cost $36,693) .....                     36,430
                                                       ---------
   TOTAL -- GERMANY (Cost $505,081) .                    465,573
                                                       ---------

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED
                                         Shares           Value+
                                        -------       ----------
   FRANCE -- (8.9%)
   COMMON STOCKS -- (8.2%)
    ALSPI (Societe Alsacienne de
     Participations Industrielles)  .       300       $   21,418
   *Bis SA ..........................       200           17,533
   *Bollore Technologies SA .........       200           17,252
    DMC (Dollfus Mieg et Cie) .......       300           12,927
    Degremont .......................       300           24,313
    EBF SA ..........................       700           18,957
    Euro RSCG Worldwide SA ..........       200           18,227
    Gaumont .........................       400           25,982
    Groupe Andre SA .................       300           20,461
    Groupe du Louvre SA .............       700           18,971
    Groupement pour le Financement de
     la Construction SA  ............       300           21,364
    Guyenne et Gascogne SA ..........        60           15,033
   *Legris Industries SA ............       400           13,480
   *Metaleurop SA ...................     1,500           15,060
   *Moulinex SA .....................     1,200           20,437
    SAGA (Societe Anonyme de Gerance
     et d'Armement)  ................       300            9,448
    SFIM (Societe de Fabrication
     d'Instruments de Mesure)  ......       100           17,954
    Silec (Societe Industrielle de
     Liaisons Electriques)  .........       400           19,418
    Skis Rossignol SA ...............        54           13,692
    Strafor Facom SA ................       140           15,446
    UGC Droits Audiovisuels SA ......       200            8,847
   *Union Industrielle de Credit SA,
     Paris  .........................     1,364           17,512
   *Vallourec (Usines a Tubes de
     Lorraine Escaut et Vallourec
     Reunies)  ......................       400           15,246
                                                       ---------
   TOTAL COMMON STOCKS
     (Cost $432,948)  ...............                    398,978
                                                       ---------
   INVESTMENT IN CURRENCY -- (0.7%)
   *French Francs (Cost $32,963) ....                     32,112
                                                       ---------
   TOTAL -- FRANCE (Cost $465,911) ..                    431,090
                                                       ---------
   NETHERLANDS -- (4.5%) ............
   COMMON STOCKS -- (4.5%) ..........
   *ACF Holding NV (Certificate) ....       800           16,998
   *Ahrend NV .......................       600           20,198
    Cap Volmac Group NV .............     2,100           25,164
   *Frans Maas Groep NV .............       700           23,217
    Grolsche NV .....................       800           28,067
    Internatio-Mueller NV ...........       300           20,235
    Otra NV .........................       100           17,295
    Schuttersveld Holding ...........       600           17,974

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED
                                         Shares        Value+
                                         -------     --------
   Twentsche Kabel Holding NV .......        600    $  20,383
    Wegener NV ......................        300       27,813
                                                    ---------
   TOTAL COMMON STOCKS
     (Cost $222,649)  ...............                 217,344
                                                    ---------
   INVESTMENT IN CURRENCY -- (0.0%)
   *Netherlands Guilder (Cost $29) ..                      28
                                                    ---------
   TOTAL -- NETHERLANDS
     (Cost $222,678)  ...............                 217,372
                                                    ---------
   MALAYSIA -- (3.9%)
   COMMON STOCKS -- (3.8%)
    Batu Kawan Berhad ...............      7,000       16,861
    Gadek (Malaysia) Berhad .........      3,000       13,031
    Guinness Anchor Berhad ..........     11,000       19,112
    Ho Hup Construction Co. Berhad ..      5,000       12,932
    Kelang Container Terminal Berhad       7,000       16,170
    Kemayan Corp. Berhad ............     11,000       14,681
    MCB Holdings Berhad .............     25,000       14,511
    Malaysian Pacific Industries ....      7,000       19,625
    Pacific Bank Berhad .............     18,000       25,303
    Phileo Allied Berhad ............      4,000       15,715
    Westmont Land (Asia) Berhad .....      9,000       15,210
                                                    ---------
   TOTAL COMMON STOCKS
    (Cost $195,751)  ................                 183,151
                                                    ---------
   INVESTMENT IN CURRENCY -- (0.1%)
   *Malaysian Ringetts (Cost $4,876)                    4,894
                                                    ---------
   TOTAL -- MALAYSIA (Cost $200,627)                  188,045
                                                    ---------
   SWITZERLAND -- (3.4%)
   COMMON STOCKS -- (3.4%)
    Attisholz Holding AG, Attisholz .         24       14,623
   *EGL (Elektrizitaets-Gesellschaft
     Laufenberg) AG, Laufenberg  ....        100       19,429
   *Forbo Holding AG, Eglisau .......         51       19,861
    Kraftwerk Laufenburg, Laufenburg         100       17,469
    Phoenix Mecano AG, Stein am Rhein         50       24,712
    Porst Holding AG, Jegenstorf ....         94       15,780
   *Saurer AG, Arbon ................         56       19,470
   *Von Roll AG, Gerlafingen ........        759       15,846
    Zuercher Ziegeleien Holding,
     Zuerich  .......................         27       18,637
                                                    ---------
   TOTAL COMMON STOCKS
     (Cost $180,977)  ...............                 165,827
                                                    ---------
   INVESTMENT IN CURRENCY -- (0.0%)
   *Swiss Francs (Cost $1) ..........                      1
                                                    ---------
   TOTAL -- SWITZERLAND
     (Cost $180,978)  ...............                 165,828
                                                    ---------
   HONG KONG -- (2.8%)
   COMMON STOCKS -- (2.8%)
    Dynamic Holdings, Ltd. ..........     92,000      17,609
    Four Seas Mercantile Holdings,
     Ltd.  ..........................     60,000      18,235
    Grande Holdings, Ltd. ...........     28,000      16,295
    Great Wall Electronic
     International, Ltd.  ...........    100,000       8,147
    Liu Chong Hing Bank, Ltd. .......     16,000      19,037
    Semi-Tech (Global) Co., Ltd. ....     13,000      20,006
    Shell Electric Manufacturing
     (Holdings) Co., Ltd.  ..........     38,000      15,603
    Varitronix International, Ltd. ..     10,000      18,752
                                                    ---------
   TOTAL COMMON STOCKS
     (Cost $136,903)  ...............                133,684
                                                    ---------
   INVESTMENT IN CURRENCY -- (0.0%)
   *Hong Kong Dollars (Cost $884) ...                    885
                                                    ---------
   TOTAL -- HONG KONG (Cost $137,787)                134,569
                                                    ---------
   ITALY -- (2.7%)
   COMMON STOCKS -- (2.7%)
    Ansaldo Trasporti SpA ...........      7,000       8,996
   *Banca Toscana ...................     11,000      18,987
   *Cogefar-Impresit Costruzioni
     Generali SpA  ..................     19,000      15,625
   *Dalmine SpA .....................     82,000      15,077
   *Milano Assicurazioni SpA ........      5,000      16,260

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED
                                         Shares       Value+
                                        -------   ----------
   *Premafin Finanziaria SpA ........    37,000   $   14,254
    Previdente Cia Italiana
     Assicurazione SpA  .............     3,000       17,449
    Tecnost SpA .....................     8,000       12,008
    Vianini Lavori SpA ..............    10,000       14,071
                                                  ----------
   TOTAL -- ITALY (Cost $163,823) ...                132,727
                                                  ----------
   KOREA -- (2.7%)
   COMMON STOCKS -- (2.7%)
   *Daelim Industrial Co., Ltd. .....     1,000       19,336
    Hankuk Paper Manufacturing Co.,
     Ltd.  ..........................       500       16,481
    Hanmi Pharmaceutical Co., Ltd. ..       700       18,531
    Kumho Electric Co., Ltd. ........       300       15,884
   *Kumho Electric Co., Ltd. Issue 95        31        1,590
    Pang Rim Spinning ...............       300       18,920
   *Se Poong Corp. ..................     1,200       21,490
    Union Steel Manufacturing Co.,
     Ltd.  ..........................       200       19,983
                                                  ----------
   TOTAL -- KOREA (Cost $141,444) ...                132,215
                                                  ----------
   AUSTRALIA -- (2.6%)
   COMMON STOCKS -- (2.6%)
   *Aurora Gold, Ltd. ...............    15,600       17,959
    Bank of Queensland, Ltd. ........     5,400       17,927
    Capral Aluminium, Ltd. ..........     7,100       16,874
    Faulding (F.H.) & Co., Ltd. .....     4,600       18,620
    Metal Manufactures, Ltd. ........     7,600       15,353
    Pacific Magazines and Printing,
     Ltd.  ..........................     8,900       18,839
    SBS Iama, Ltd. ..................    12,000       19,607
                                                  ----------
   TOTAL COMMON STOCKS
     (Cost $129,374)  ...............                125,179
                                                  ----------
   INVESTMENT IN CURRENCY -- (0.0%)
   *Australian Dollar (Cost $1) .....                      1
                                                  ----------
   TOTAL -- AUSTRALIA (Cost $129,375)                125,180
                                                  ----------
   SWEDEN -- (2.5%)
   COMMON STOCKS -- (2.5%)
    Celsius Industrier AB Series B ..     1,400       28,877

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED
                                         Shares         Value+
                                         ------       --------
   *Foereningsbanken AB Series A ....    10,400       $ 28,443
    Garphyttan Industrier AB ........     1,400         18,396
    Marieberg Tidnings AB Series A ..     1,400         33,369
    Rottneros Bruk AB ...............    11,700         14,122
                                                      --------
   TOTAL COMMON STOCKS
     (Cost $119,233)  ...............                  123,207
                                                      --------
   INVESTMENT IN CURRENCY -- (0.0%)
   *Swedish Krona (Cost $4) .........                        4
                                                      --------
   TOTAL -- SWEDEN (Cost $119,237) ..                  123,211
                                                      --------
   SPAIN -- (2.3%)
   COMMON STOCKS -- (2.3%)
    Banco Zaragozano SA .............     1,200         19,155
    Europistas Concesionaria Espanola
     SA  ............................     2,300         18,778
    Fabricacion de Automoviles
     Renault de Espana SA  ..........       800         11,633
    GESA (Gas y Electricidad SA) ....       400         20,536
    Huarte SA .......................     2,000          8,773
   *Uralita SA ......................     1,900         19,293
    Viscofan Industria Navarra de
     Envolturas Celulosicas SA  .....     1,300         13,570
                                                      --------
   TOTAL COMMON STOCKS
     (Cost $135,624)  ...............                  111,738
                                                      --------
   INVESTMENT IN CURRENCY -- (0.0%)
   *Spanish Peseta (Cost $222) ......                      219
                                                      --------
   TOTAL -- SPAIN (Cost $135,846) ...                  111,957
                                                      --------
   SINGAPORE -- (2.2%)
   COMMON STOCKS -- (2.2%)
    Amtek Engineering, Ltd. .........    10,000         13,135
   *Amtek Engineering, Ltd. Issue 95      5,000          6,550
    Hitachi Zosen (Singapore), Ltd. .    22,000         16,244
    Hotel Plaza, Ltd. ...............    25,000         15,708
    Scotts Holdings, Ltd. ...........    25,000         18,637
    Tuan Sing Holdings, Ltd. ........    44,000         16,557
   *Van Der Horst, Ltd. .............     4,000         19,879
                                                      --------
   TOTAL COMMON STOCKS
     (Cost $109,472)  ...............                  106,710
                                                      --------
   INVESTMENT IN CURRENCY -- (0.0%)
   *Singapore Dollars (Cost $1) .....                        1
                                                      --------
   TOTAL -- SINGAPORE (Cost $109,473)                  106,711
                                                      --------
   BELGIUM -- (1.1%)
   COMMON STOCKS -- (1.1%)
    Ackermans & Van Haaren SA .......       120         19,802
    CMB (Cie Maritime Belge) ........       300         20,891
    Immobel (Cie Immobiliere de
     Belgique SA)  ..................       200         13,356
                                                      --------
   TOTAL -- BELGIUM (Cost $59,083) ..                   54,049
                                                      --------

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED
                                       Face
                                       Amount           Value+
                                     --------      -----------
                                       (000)
TEMPORARY CASH INVESTMENTS --
  (5.0%)
    Repurchase Agreement, PNC
     Securities Corp. 5.65%,
     12/01/95
     (Collateralized by U.S.
     Treasury Notes 6.125%,
     05/31/97)
     (Cost $245,000)  ............     $245        $  245,000
                                                   ----------

TOTAL INVESTMENTS -- (102.3%)
   (Cost $5,114,102) .............                  4,970,540
                                                   ----------

OTHER ASSETS AND LIABILITIES --
   (-2.3%)
   Other Assets ..................                     50,181
   Payable for Investment
     Securities Purchased  .......                   (146,944)
   Liabilities ...................                    (17,640)
                                                   ----------
                                                     (114,403)
                                                   ----------

NET ASSETS -- (100.0%) Applicable
   to 500,001 Outstanding $.01 Par
   Value Shares
   (100,000,000 Shares Authorized)                 $4,856,137
                                                   ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE ....                 $     9.71
                                                   ==========



------
+See Note B to Financial Statements.
*Non-Income Producing Securities

                See accompanying Notes to Financial Statements

                           STATEMENT OF NET ASSETS
                        VA SHORT-TERM FIXED PORTFOLIO
                              NOVEMBER 30, 1995

                                          Face
                                         Amount         Value+
                                        --------   -----------
                                          (000)
COMMERCIAL PAPER -- (77.1%)
ABN-Amro North America, Inc. C.P.
 5.700%, 12/04/95  ..................    $ 150      $  149,905
Bayerische Landensbank C.P.
 5.720%, 01/05/96  ..................      150         149,143
Beta Finance C.P.
 5.690%, 01/22/96  ..................      150         148,573
Caisse des Depots et
  Consignments C.P.
 5.720%, 12/04/95  ..................      150         149,905
 5.730%, 12/08/95  ..................      150         149,807
Canadian Wheat Board C.P.
 5.680%, 12/01/95  ..................      150         149,976
Cargill, Inc. C.P.
 5.700%, 12/04/95  ..................      150         149,905
Ciesco L.P. C.P.
 5.720%, 01/09/96  ..................      150         148,810
Commerzbank U.S. Finance, Inc. C.P.
 5.700%, 01/12/96  ..................      150         148,977
Corporate Asset Funding Co. C.P.
 5.700%, 12/22/95  ..................      150         149,476
Dreyfus (Louis) Corp. C.P.
 5.770%, 01/12/96  ..................      150         148,976
Ford Motor Credit Co. C.P.
 5.710%, 12/01/95  ..................      150         149,976
General Electric Capital Corp. C.P.
 5.710%, 12/05/95  ..................      150         149,881
Glaxo Wellcome P.L.C. C.P.
 5.700%, 01/22/96  ..................      150         148,732
Hahn Issuing Corp. C.P.
 5.720%, 12/04/95  ..................      150         149,905
Halifax Building Society C.P.
 5.720%, 01/03/96  ..................      150         149,190
McKenna Triangle National Corp. C.P.
 5.720%, 01/11/96  ..................      150         149,001
Nestle Capital Corp. C.P.
 5.620%, 12/04/95  ..................      150         149,905
Paccar Financial Corp. C.P.
 5.740%, 12/14/95  ..................      150         149,666
Panasonic Finance, Inc. C.P.
 5.730%, 12/14/95  ..................      150         149,666
Sandoz Corp. C.P.
 5.720%, 01/11/96  ..................      150         149,001
Sheffield Receivables Corp. C.P.
 5.750%, 12/01/95  ..................      150         149,976
St. Michael Finance, Ltd. C.P.
 5.700%, 12/06/95  ..................      150         149,856
UBS Finance Delaware, Inc. C.P.
 5.750%, 12/05/95  ..................      150         149,881
Unilever Capital Corp. C.P.
 5.700%, 12/14/95  ..................      150         149,976
Wal-Mart Stores, Inc. C.P.
 5.740%, 12/05/95  ..................      150         149,881
                                                   -----------
TOTAL COMMERCIAL PAPER
  (Cost $3,888,664) .................                3,887,946
                                                   -----------

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED
                                          Face
                                         Amount          Value+
                                        --------   ------------
                                         (000)
AGENCY OBLIGATIONS -- (17.6%)
Federal Farm Credit Bank
 5.590%, 12/20/95  ..................     $150      $  149,535
Federal Home Loan Bank
 5.600%, 01/29/96  ..................      150         148,590
Federal Home Loan Mortgage Corp.
 5.540%, 03/21/96  ..................      150         147,420
Federal National Mortgage
  Association
 5.540%, 03/18/96  ..................      150         147,480
Tennessee Valley Authority
 5.570%, 12/11/95  ..................      150         149,745
World Bank (International Bank for
  Reconstruction & Development)
 5.460%, 04/02/96  ..................      150         147,180
                                                   -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $890,095) ...................                  889,950
                                                   -----------

BONDS AND CERTIFICATES OF DEPOSIT --
  (3.0%)
Northern Trust Co. Medium Term Notes
  (Cost $149,999)
 5.730%, 12/14/95  ..................      150         150,002
                                                   -----------

TEMPORARY CASH INVESTMENTS -- (2.3%)
Repurchase Agreement, PNC
  Securities Corp. 5.65%, 12/01/95
  (Collateralized by U.S. Treasury
  Notes 6.125%, 05/31/97)
  (Cost $114,000) ...................      114         114,000
                                                   -----------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,042,758) .................                5,041,898
                                                   -----------

OTHER ASSETS AND LIABILITIES
  -- (0.0%)
 Other Assets  ......................                    1,827
 Liabilities  .......................                   (3,075)
                                                   -----------
                                                        (1,248)
                                                   -----------

NET ASSETS -- (100.0%) Applicable to
  502,010 Outstanding $.01 Par Value
  Shares (100,000,000 Shares
  Authorized) .......................               $5,040,650
                                                   ===========

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE ........               $    10.04
                                                   ===========

------
+See Note B to Financial Statements.


                See accompanying Notes to Financial Statements

                           STATEMENT OF NET ASSETS
                           VA GLOBAL BOND PORTFOLIO
                              NOVEMBER 30, 1995

                                         Face
                                        Amount@        Value+
                                       ---------   ----------
                                         (000)
GERMANY -- (24.7%)
BONDS -- (24.7%)
 European Economic Community
  6.500%, 03/10/00  .................      400       $290,532
 Germany (Federal Republic of)
  9.000%, 10/20/00  .................      490        392,707
 KFW International Finance, Inc.
  7.500%, 01/24/00  .................      200        149,979
                                                   ----------
TOTAL BONDS (Cost $743,235)  .......                  833,218
                                                   ----------
INVESTMENT IN CURRENCY -- (0.0%)
 *German Marks (Cost $10)  .........                       10
                                                   ----------
TOTAL -- GERMANY
  (Cost $743,245) ..................                  833,228
                                                   ----------
JAPAN -- (23.5%)
BONDS -- (23.5%)
 Autobahnen und
  Schnellstrassenfinanzierungs AG
  6.000%, 03/11/00 .................    11,000        128,012
 Belgium (Kingdom of)
  5.000%, 12/17/99  ................    10,000        112,335
 Credit Local de France SA
  6.000%, 10/31/01  ................     9,000        107,228
 Inter-American Development Bank
  6.750%, 02/20/01  ................    12,000        146,057
 SNCF (Societe Nationale des
  Chemins de Fer Francais)
  6.750%, 03/01/00  ................    12,000        143,220
 World Bank (International Bank for
  Reconstruction and Development)
  4.500%, 06/20/00  ................    14,000        156,124
                                                   ----------
TOTAL -- JAPAN (Cost $784,077)  ....                  792,976
                                                   ----------
UNITED KINGDOM -- (11.9%)
BONDS -- (11.9%)
 Austria (Republic of)
  10.375%, 03/29/99  ...............        75        125,318
 European Investment Bank
  7.000%, 12/22/98  ................        90        138,271
 Guaranteed Export Finance Corp.
  P.L.C.
  7.250%, 12/15/98  ................        90        139,165
                                                   ----------
TOTAL -- UNITED KINGDOM
  (Cost $392,994) .................                  402,754
                                                   ----------
AUSTRALIA -- (9.1%)
BONDS -- (9.1%)
 New South Wales Treasury Corp.
  12.000%, 12/01/01  ...............       160        141,011
 Queensland Treasury Corp.
  8.000%, 08/14/01  ................       220        163,400
                                                   ----------
TOTAL BONDS (Cost $293,747)  .......                  304,411
                                                   ----------

VA GLOBAL BOND PORTFOLIO
CONTINUED
                                         Face
                                        Amount@          Value+
                                       ---------   -----------
                                         (000)
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar (Cost $1,046)  .               $     1,055
                                                   -----------
TOTAL -- AUSTRALIA
  (Cost $294,793) ..................                   305,466
                                                   -----------
U.S. TREASURY OBLIGATIONS -- (8.4%)
 U.S. Treasury Notes
  (Cost $280,774)
  6.625%, 03/31/97  ................      280          284,331
                                                   -----------
FRANCE -- (8.1%)
BONDS -- (8.1%)
 Credit Locale de France SA
  6.000%, 11/15/01  ................      700          136,648
 France (Republic of)
  9.500%, 01/25/01  ................      600          137,212
                                                   -----------
TOTAL BONDS (Cost $263,303)  .......                   273,860
                                                   -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *French Francs (Cost $45)  ........                        46
                                                   -----------
TOTAL -- FRANCE (Cost $263,348)  ...                   273,906
                                                   -----------
CANADA -- (5.0%)
BONDS -- (5.0%)
 Canada (Government of)
  (Cost $162,640)
  9.750%, 12/01/01  ................      200          167,674
                                                   -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Canadian Dollars (Cost $379)  ....                       388
                                                   -----------
TOTAL -- CANADA (Cost $163,019)  ...                   168,062
                                                   -----------
TEMPORARY CASH INVESTMENTS --
  (4.3%)
 Repurchase Agreement, PNC
  Securities Corp. 5.65%, 12/01/95
  (Collateralized by U.S. Treasury
  Notes 6.125%, 05/31/97)
  (Cost $145,000) ..................      145          145,000
                                                   -----------
TOTAL INVESTMENTS -- (95.0%)
  (Cost $3,067,250) ................                 3,205,723
                                                   -----------
OTHER ASSETS AND LIABILITIES --
  (5.0%) ...........................
Interest Receivable  ...............                   138,381
Other Assets  ......................                    59,570
Liabilities  .......................                   (10,890)
                                                   -----------
                                                       187,061
                                                   -----------
NET ASSETS -- (100.0%) Applicable
  to 319,860 Outstanding $.01 Par
  Value Shares (100,000,000 Shares
  Authorized) ......................                $3,392,784
                                                   ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE .......                $    10.61
                                                   ===========


------
+See Note B to Financial Statements.
*Non-Income Producing Securities
@Denominated in Local Currency

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                           STATEMENTS OF OPERATIONS
                            (AMOUNTS IN THOUSANDS)

                                                               VA Small      VA Large     VA International
                                                                 Value         Value            Value
                                                              Portfolio(a)  Portfolio(b)     Portfolio(a)
                                                              -----------   -----------    ----------------
Investment Income
     Dividends (Net of Foreign Taxes withheld of $0, $10
        and $1, respectively) .............................      $  12        $  148            $  3
     Interest  ............................................          3            15               6
                                                                 -----        ------            ----
                                                                    15           163               9
                                                                 -----        ------            ----
Expenses
     Investment Advisory Services  ........................          4            18               3
     Accounting & Transfer Agent Fees  ....................          1            13               1
     Custodians' Fees  ....................................         --            12               5
     Legal Fees  ..........................................         --             3              --
     Audit Fees  ..........................................          1             3               1
     Shareholders' Report  ................................          1             2              --
     Directors' Fees and Expenses  ........................         --             1              --
     Organization Costs  ..................................         --             5              --
     Other  ...............................................          1             4               1
                                                                 -----        ------            ----
          Total Expenses  .................................          8            61              11
                                                                 -----        ------            ----

     Net Investment Income (Loss)  ........................          7           102              (2)
                                                                 -----        ------            ----
Net Realized and Unrealized Gain (Loss) on Investments and
   Foreign Currency
     Net Realized Gain on Investment Securities  ..........         --           324              --
     Net Realized Loss on Foreign Currency Transactions  ..         --           (12)            (10)
     Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency ........       (159)          616              25
        Translation of Foreign Currency Denominated Amounts         --            --               1
                                                                  -----       ------            ----
     Net Gain (Loss) on Investment Securities and Foreign
        Currency ..........................................       (159)          928              16
                                                                  -----       ------            ----
Net Increase (Decrease) in Net Assets Resulting from
   Operations .............................................      $(152)       $1,030            $ 14
                                                                 ======       ======            ====

------
(a) For the period October 3 (commencement of operations) to November 30,
    1995.

(b) For the period January 13 (commencement of operations) to November 30,
    1995.

                 See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                           STATEMENTS OF OPERATIONS
                            (AMOUNTS IN THOUSANDS)

                                                                        VA                 VA
                                                                   International       Short-Term       VA Global
                                                                       Small             Fixed             Bond
                                                                    Portfolio(a)      Portfolio(a)     Portfolio(b)
                                                                 -----------------   --------------    -------------
Investment Income
     Dividends (Net of Foreign Taxes withheld of $1, $0 and
        $0, respectively) ....................................         $   5               --                --
     Interest  ...............................................            12              $47              $181
                                                                       -----              ---              ----
          Total Investment Income  ...........................            17               47               181
                                                                       -----              ---              ----
Expenses
     Investment Advisory Services  ...........................             4                2                 7
     Accounting & Transfer Agent Fees  .......................             1                1                13
     Custodians' Fees  .......................................            14               --                 2
     Legal Fees  .............................................            --               --                 3
     Audit Fees  .............................................             1                1                 3
     Shareholders' Report  ...................................            --               --                 2
     Directors' Fees and Expenses  ...........................            --                1                 1
     Organization Costs  .....................................            --               --                 4
     Other  ..................................................            --               --                 2
                                                                         ---
          Total Expenses  ....................................            20                5                37
                                                                       -----              ---              ----
     Net Investment Income (Loss)  ...........................            (3)              42               144
                                                                       -----              ---              ----
Net Realized and Unrealized Gain (Loss) on Investments and
   Foreign Currency
     Net Realized Gain on Investment Securities  .............            --               --                34
     Net Realized Gain on Foreign Currency Transactions  .....             2               --                35
     Change in Unrealized Appreciation (Depreciation) of:  ...
        Investment Securities and Foreign Currency ...........          (144)              (1)              139
        Translation of Foreign Currency Denominated Amounts ..             1               --                41
                                                                        ----              ---              ----
     Net Gain (Loss) on Investment Securities and Foreign
        Currency .............................................          (141)              (1)              249
                                                                       -----              ---              ----
Net Increase (Decrease) in Net Assets Resulting from
   Operations ................................................         $(144)             $41              $393
                                                                       =====              ===              ====

------
(a) For the period October 3 (commencement of operations) to November 30,
    1995.

(b) For the period January 13 (commencement of operations) to November 30,
    1995.

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                        VA Small      VA Large     VA International
                                                          Value         Value            Value
                                                       Portfolio(a)  Portfolio(b)     Portfolio(a)
                                                       -----------   -----------    ----------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss) ....................     $    7        $   102          $    (2)
   Net Realized Gain on Investment Securities ......         --            324              --
   Net Realized Loss on Foreign Currency
     Transactions  .................................         --            (12)            (10)
   Change in Unrealized Appreciation (Depreciation)
     of:
     Investment Securities and Foreign Currency  ...       (159)           616              25
     Translation of Foreign Currency Denominated
        Amounts ....................................         --             --               1
                                                         ------         ------          ------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations  ..............................       (152)         1,030              14
                                                         ------         ------          ------

Distributions From:
   Net Investment Income ...........................         (3)           (87)             --
   Net Realized Gains ..............................         --           (322)             --
                                                         ------         ------          ------
     Total Distributions  ..........................         (3)          (409)             --
                                                         ------         ------          ------

Capital Share Transactions (1):
   Shares Issued ...................................      5,000          8,833           5,000
   Shares Issued in Lieu of Cash Distributions .....          3            409              --
   Shares Redeemed .................................         --         (3,301)             --
                                                         ------         ------          ------
     Net Increase From Capital Share Transactions  .      5,003          5,941           5,000
                                                         ------         ------          ------
     Total Increase  ...............................      4,848          6,562           5,014

Net Assets
   Beginning of Period .............................         --             --              --
                                                         ------        -------          ------
   End of Period ...................................     $4,848        $ 6,562          $5,014
                                                         ======        =======          ======
(1) Shares Issued and Redeemed:
  Shares Issued  ...................................        500            808             500
  Shares Issued in Lieu of Cash Distributions  .....         --             36              --
  Shares Redeemed  .................................         --           (263)             --
                                                         ------        -------          ------
                                                            500            581             500
                                                         ======        =======          ======


(a) For the period October 3 (commencement of operations) to November 30,
    1995.
(b) For the period January 13 (commencement of operations) to November 30,
    1995.

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                     STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                             VA               VA             VA
                                                        International     Short-Term       Global
                                                            Small           Fixed           Bond
                                                         Portfolio(a)    Portfolio(a)   Portfolio(b)
                                                       ---------------   ------------    -----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income (Loss) ....................       $   (3)          $   42         $  144
   Net Realized Gain on Investment Securities ......           --               --             34
   Net Realized Gain on Foreign Currency
     Transactions  .................................            2               --             35
   Change in Unrealized Appreciation (Depreciation)
     of:  ..........................................
     Investment Securities and Foreign Currency  ...         (144)              (1)           139
     Translation of Foreign Currency Denominated
        Amounts ....................................            1               --             41
                                                           ------           ------         ------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations  ..............................         (144)              41            393
                                                           ------           ------         ------

Distributions From:
   Net Investment Income ...........................           --              (20)          (175)
   Net Realized Gains ..............................           --               --            (34)
                                                           ------           ------         ------
     Total Distributions  ..........................           --              (20)          (209)
                                                           ------           ------         ------

Capital Share Transactions (1):
   Shares Issued ...................................        5,000            5,000          3,235
   Shares Issued in Lieu of Cash Distributions .....           --               20            209
   Shares Redeemed .................................           --               --           (235)
                                                           ------           ------         ------
     Net Increase From Capital Share Transactions  .        5,000            5,020          3,209
                                                           ------           ------         ------
     Total Increase  ...............................        4,856            5,041          3,393

Net Assets
   Beginning of Period .............................           --               --             --
                                                           ------           ------         ------
   End of Period ...................................       $4,856           $5,041         $3,393
                                                           ======           ======         ======
(1) Shares Issued and Redeemed:
  Shares Issued  ...................................          500              502            320
  Shares Issued in Lieu of Cash Distributions  .....           --               --             20
  Shares Redeemed  .................................           --               --            (20)
                                                           ------           ------         ------
                                                              500              502            320
                                                           ======           ======         ======


(a) For the period October 3 (commencement of operations) to November 30,
    1995.
(b) For the period January 13 (commencement of operations) to November 30,
    1995.

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              VA Small      VA Large     VA International
                                                                Value         Value            Value
                                                             Portfolio(a)  Portfolio(b)     Portfolio(a)
                                                             -----------   -----------    ----------------
Net Asset Value, Beginning of Period  ....................     $10.00        $10.00           $10.00
                                                               ------        ------           ------
Income from Investment Operations
     Net Investment Income  ..............................       0.01          0.19               --
     Net Gains (Losses) on Securities (Realized and
        Unrealized) ......................................      (0.31)         1.85             0.03
                                                               ------        ------           ------
     Total from Investment Operations  ...................      (0.30)         2.04             0.03
                                                               ------        ------           ------
Less Distributions
     Net Investment Income  ..............................      (0.01)        (0.16)              --
     Net Realized Gains  .................................         --         (0.59)              --
                                                               ------        ------           ------
     Total Distributions  ................................      (0.01)        (0.75)              --
                                                               ------        ------           ------
Net Asset Value, End of Period  ..........................     $ 9.69        $11.29           $10.03
                                                               ======        ======           ======
Total Return  ............................................      (3.04)%#      20.41%#           0.30%#
Net Assets, End of Period (thousands)  ...................     $4,848        $6,562           $5,014
Ratio of Expenses to Average Net Assets  .................       0.99%*(c)     1.20%*(c)        1.32%*(c)
Ratio of Net Investment Income to Average Net Assets  ....       0.91%*(c)     2.03%*(c)       (0.20)%*(c)
Portfolio Turnover Rate  .................................       0.00%*       65.38%*           0.00%*

------
*Annualized
#Non-Annualized
(a) For the period October 3 (commencement of operations) to November 30,
    1995.
(b) For the period January 13 (commencement of operations) to November 30,
    1995.
(c) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

                 See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   VA               VA
                                                              International     Short-Term     VA Global
                                                                  Small           Fixed           Bond
                                                               Portfolio(a)   Portfolio(a)(1) Portfolio(b)(1)
                                                             ---------------   ------------    -----------
Net Asset Value, Beginning of Period                             $10.00           $10.00         $10.00
                                                                 ------           ------         ------
Income from Investment Operations
     Net Investment Income (Loss)  .......................        (0.01)            0.08           0.48
     Net Gains (Losses) on Securities (Realized and
        Unrealized) ......................................        (0.28)              --           0.81
                                                                 ------           ------         ------
     Total from Investment Operations  ...................        (0.29)            0.08           1.29
                                                                 ------           ------         ------
Less Distributions
     Net Investment Income  ..............................           --            (0.04)         (0.57)
     Net Realized Gains  .................................           --               --          (0.11)
                                                                 ------           ------         ------
          Total Distributions  ...........................           --            (0.04)         (0.68)
                                                                 ------           ------         ------
Net Asset Value, End of Period  ..........................       $ 9.71           $10.04         $10.61
                                                                 ======           ======         ======
Total Return  ............................................        (2.90)%#          0.81%#        13.09%#
Net Assets, End of Period (thousands)  ...................       $4,856           $5,041         $3,393
Ratio of Expenses to Average Net Assets  .................         2.52%*(c)        0.63%*(c)      1.31%*(c)
Ratio of Net Investment Income to Average Net Assets  ....        (0.39)%*(c)       5.11%*(c)      5.08%*(c)
Portfolio Turnover Rate  .................................         0.00%*           0.00%*        60.09%*

------
(1) (Adjusted to reflect a 900% stock dividend as of January 2, 1996)
*Annualized
#Non-Annualized
(a) For the period October 3 (commencement of operations) to November 30,
    1995.
(b) For the period January 13 (commencement of operations) to November 30,
    1995.
(c) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.


                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION AND EXCHANGE:

   At November 30, 1995, DFA Investment Dimensions Group Inc. (the "Fund") consisted of twenty-four portfolios: The U.S. 9-10 Small Company Portfolio, The U.S. 6-10 Small Company Portfolio, The U.S. Large Company Portfolio, The U.S. Small Cap Value Portfolio, The U.S. Large Cap Value Portfolio, The DFA/AEW Real Estate Securities Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Emerging Markets Portfolio, The Continental Small Company Portfolio, The Large Cap International Portfolio, The DFA International High Book to Market Portfolio, The DFA International Small Cap Value Portfolio, The DFA One-Year Fixed Income Portfolio, The DFA Five-Year Government Portfolio, The DFA Global Fixed Income Portfolio, The DFA Intermediate Government Fixed Income Portfolio, (the "Portfolios") VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (the "VA Portfolios"). These financial statements relate solely to the VA Portfolios.

   On September 15, 1995, the shareholders of DFA Global Value Portfolio approved a change of investment policy providing for investment of substantially all of DFA Global Value Portfolio's assets in the stocks of U.S. companies and the sale of DFA Global Value Portfolio's foreign securities to VA International Value Portfolio. Effective September 18, 1995, DFA Global Value Portfolio changed its name to VA Large Value Portfolio. Additionally, effective September 18, 1995, DFA Global Bond Portfolio changed its name to VA Global Bond Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements.

   1. Security Valuation: Securities held by VA Small Value Portfolio and VA Large Value Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded.

   Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

   Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

   2. Foreign Currency: Securities, other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also market to market daily based on daily exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gains or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represents net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Federal Income Taxes: It is the VA Portfolios' intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

   4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. ("the Advisor") provides investment advisory services to the VA Portfolios. For the period ended November 30, 1995, the VA Portfolios advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates of:

    VA Small Value Portfolio  .......................       .50 of 1%
    VA Large Value Portfolio  .......................        .25 of 1% (a)
    VA International Value Portfolio  ...............        .40 of 1%
    VA International Small Portfolio  ...............        .50 of 1%
    VA Short-Term Fixed Portfolio  ..................        .25 of 1%
    VA Global Bond Portfolio  .......................        .25 of 1%

(a) For the period January 13 (commencement of operations) to October 2, 1995, the advisory fee was computed daily and paid monthly to the Advisor at an effective annual rate of .35 of 1%. The rate of .25 of 1% became effective on October 3, 1995.

   Certain officers of the VA Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

   For the period ended November 30, 1995, the VA Portfolios made the following purchases and sales of investment securities (amounts in thousands):

                                                                     Other
                                       U.S. Government            Investment
                                         Securities               Securities
                                   ----------------------   -----------------------
                                     Purchases     Sales      Purchases     Sales
VA Small Value Portfolio  .......         --         --        $4,964          --
VA Large Value Portfolio  .......         --         --         8,645      $3,304
VA International Value Portfolio          --         --         4,671          --
VA International Small Portfolio          --         --         4,796          --
VA Short-Term Fixed Portfolio  ..         --         --            --          --
VA Global Bond Portfolio  .......       $869       $595         3,797       1,075


E. INVESTMENT TRANSACTIONS:

   At November 30, 1995, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                    Gross Unrealized   Gross Unrealized
                                      Appreciation       Depreciation        Net
                                    ----------------   ----------------    --------
VA Small Value Portfolio  .......         $188              $(347)          $(159)
VA Large Value Portfolio  .......          717               (101)            616
VA International Value Portfolio           156               (131)             25
VA International Small Portfolio           158               (302)           (144)
VA Short-Term Fixed Portfolio  ..           --                 (1)             (1)
VA Global Bond Portfolio  .......          139                 --             139


F. FINANCIAL INSTRUMENTS:


   In accordance with the VA Portfolios' Investment Objectives and Policies, the VA Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:


   1. Repurchase Agreements. The VA Portfolios may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All repurchase agreements were entered into on November 30, 1995.

   2. Forward Foreign Currency Contracts: VA Global Bond Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 1995, VA Global Bond Portfolio had entered into the following contracts and the related net unrealized foreign exchange gain is reflected in the accompanying financial statements:

                                                                                       Unrealized
                                                                      Value at          Foreign
 Expiration                                           Contract      November 30,     Exchange Gain
     Date                 Currency Sold                Amount           1995             (Loss)
------------    ---------------------------------   ------------    --------------   ---------------
12/06/95          233,191 Canadian Dollar            $  173,499      $  171,762         $ 1,737
12/27/95        1,231,844 German Marks                  875,082         850,999          24,083
12/27/95       10,828,800 Japanese Yen                  107,168         106,880             288
12/27/95          411,175 Australian Dollar             304,574         305,211            (637)
12/27/95          279,015 British Pound Sterling        435,760         426,983           8,777
12/27/95        1,413,466 French Francs                 290,974         283,468           7,506
12/27/95       71,981,314 Japanese Yen                  713,605         711,595           2,010
                                                     ----------      ----------         -------
                          Totals                     $2,900,662      $2,856,898         $43,764
                                                     ==========      ==========         =======


   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. VA Global Bond Portfolio will enter into forward contracts only for hedging purposes.

G. COMPONENTS OF NET ASSETS:

                                                                At November 30, 1995 Net Assets Consist of:
                                                               ---------------------------------------------
                                                                (Amounts in thousands, except share amounts)
                                                                 VA Small      VA Large     VA International
                                                                   Value         Value            Value
                                                                 Portfolio     Portfolio        Portfolio
                                                                -----------   -----------    ----------------
Paid-In Capital  ............................................     $5,003        $5,941           $4,988
Undistributed Net Investment Income  ........................          4            15               --
Undistributed Net Realized Gain  ............................         --             2               --
Accumulated Net Realized Foreign Exchange Loss  .............         --           (12)              --
Unrealized Appreciation/Depreciation of Investment
  Securities and Foreign Currency ...........................       (159)          616               25
Unrealized Net Foreign Exchange Gain (Loss)  ................         --            --                1
                                                                  ------        ------           ------
                                                                  $4,848        $6,562           $5,014
                                                                  ======        ======           ======


                                                                VA International    VA Short-Term     VA Global
                                                                     Small              Fixed            Bond
                                                                   Portfolio          Portfolio       Portfolio
                                                                ----------------   ---------------    -----------
Paid-In Capital  ............................................        $4,999            $5,020           $3,209
Undistributed Net Investment Income  ........................            --                22              (31)
Undistributed Net Realized Foreign Exchange Gain  ...........            --                --               35
Unrealized Appreciation/Depreciation of Investment
  Securities and Foreign Currency ...........................          (144)               (1)             139
Unrealized Net Foreign Exchange Gain (Loss)  ................             1                --               41
                                                                     ------            ------           ------
                                                                     $4,856            $5,041           $3,393
                                                                     ======            ======           ======


H. SUBSEQUENT EVENT:

   On December 20, 1995, The Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") approved a 900% stock dividend under Maryland Corporate Law which is treated as a 10 for 1 stock split for financial reporting purposes, for VA Short-Term Fixed Portfolio and VA Global Bond Portfolio. The record date of the stock dividend is January 1, 1996, and the ex-date and payable dates are January 2, 1996. This is a tax-free event to the shareholders of these portfolios. All share and per share data as of and for the period ended November 30, 1995 and all prior periods have been restated to reflect the stock dividend.

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of DFA Investment Dimensions Group Inc.:

We have audited the accompanying statements of net assets of DFA Investment Dimensions Group Inc. (comprising, respectively, VA Small Value, VA Large Value, VA International Value, VA International Small, VA Short-Term Fixed and VA Global Bond Portfolios) as of November 30, 1995, and the related statements of operations and changes in net assets and financial highlights for each of the periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1995, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of the DFA Investment Dimensions Group Inc. as of November 30, 1995, and the results of their operations, and the changes in their net assets and their financial highlights for each of the periods then ended, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 19, 1996